UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — 67.1%
Argentina — 4.1%
Republic of Argentina (B-/NR)
	$4,320,000	7.000%		03/28/11	$4,203,120
	4,870,000	7.000		10/03/15	4,083,089
	3,090,000	2.500	(a)	12/31/38	1,073,775
Republic of Argentina (NR/NR)(b)
	3,300,000	3.169		12/15/35	209,550
EUR	20,840,000	2.840		12/15/35	1,568,447

					11,137,981

Brazil — 6.3%
Federal Republic of Brazil (BBB-/Baa3)
	$150,000	6.000		01/17/17	161,625
	5,185,000	8.000		01/15/18	5,910,900
	2,190,000	5.875		01/15/19	2,326,875
	1,000,000	8.875		10/14/19	1,290,000
	4,820,000	8.250		01/20/34	6,133,450
	1,240,000	5.625		01/07/41	1,162,500

					16,985,350

Colombia — 2.2%
Republic of Colombia (BBB-/Ba1)
	3,230,000	7.375		03/18/19	3,641,825
	2,430,000	6.125		01/18/41	2,253,825

					5,895,650

Dominican Republic — 0.7%
Dominican Republic (B/B2)
	473,257	9.040		01/23/18	513,484
	300,000	8.625	(c)	04/20/27	313,500
	960,000	8.625		04/20/27	1,003,200

					1,830,184

El Salvador — 1.0%
Republic of El Salvador (BB/Ba1)
	560,000	7.375	(c)	12/01/19	575,400
	1,570,000	8.250		04/10/32	1,632,800
	580,000	7.650		06/15/35	571,300

					2,779,500

Gabon(c) — 0.5%
Republic of Gabon (BB-/NR)
	1,380,000	8.200		12/12/17	1,447,275

Georgia — 0.3%
Republic of Georgia (B/NR)
	740,000	7.500		04/15/13	747,400

Ghana — 0.3%
Republic of Ghana (B+/NR)
	680,000	8.500		10/04/17	695,300

Indonesia — 8.8%
Republic of Indonesia (BB-/Ba2)
	4,650,000	6.750		03/10/14	5,091,750
	4,370,000	10.375		05/04/14	5,418,800
	820,000	7.500		01/15/16	930,700
	500,000	6.875		01/17/18	550,000
	2,610,000	11.625	(c)	03/04/19	3,777,975
	880,000	11.625		03/04/19	1,273,800
	1,150,000	8.500		10/12/35	1,380,000

Principal	Interest		Maturity
Amount	Rate		Date	Value
Sovereign Debt Obligations — (continued)
Indonesia — (continued)
Republic of Indonesia (BB-/Ba2) (continued)
$140,000	6.625%		02/17/37	$137,200
3,140,000	7.750	(c)	01/17/38	3,485,400
1,580,000	7.750		01/17/38	1,753,800

				23,799,425

Iraq — 0.6%
Republic of Iraq (NR/NR)
2,090,000	5.800		01/15/28	1,614,525

Lebanon — 1.0%
Republic of Lebanon MTN (B/NR)
2,983,500	4.000		12/31/17	2,752,279

Malaysia — 1.4%
Malaysia (A-/A3)
3,500,000	7.500		07/15/11	3,788,513

Mexico — 4.2%
United Mexican States (BBB/Baa1)
420,000	5.625		01/15/17	439,740
4,400,000	5.950		03/19/19	4,653,000
1,990,000	7.500		04/08/33	2,268,600
950,000	6.750		09/27/34	1,002,250
3,090,000	6.050		01/11/40	2,970,417

				11,334,007

Pakistan — 0.5%
Islamic Republic of Pakistan (B-/B3)
1,070,000	6.875	(c)	06/01/17	856,000
750,000	6.875		06/01/17	600,000

				1,456,000

Panama — 2.9%
Republic of Panama (BB+/Ba1)
4,410,000	5.200		01/30/20	4,421,025
520,000	7.125		01/29/26	586,300
110,000	8.875		09/30/27	143,000
2,652,000	6.700		01/26/36	2,797,860

				7,948,185

Peru — 3.3%
Republic of Peru (BBB-/Baa3)
3,240,000	7.125		03/30/19	3,726,000
500,000	7.350		07/21/25	572,500
2,230,000	8.750		11/21/33	2,893,425
1,540,000	6.550		03/14/37	1,601,600

				8,793,525

Philippines — 4.7%
Republic of Philippines (BB-/Ba3)
690,000	8.375		06/17/19	841,800
1,000,000	9.500	(d)	10/21/24	1,300,000
4,730,000	10.625		03/16/25	6,716,600
350,000	9.500		02/02/30	468,125
Republic of Philippines (NR/Ba3)
3,085,000	7.500		09/25/24	3,486,050

				12,812,575

Poland — 0.5%
Republic of Poland (A-/A2)
1,300,000	6.375		07/15/19	1,409,850

Qatar(c) — 2.0%
State of Qatar (AA-/Aa2)
600,000	6.550		04/09/19	669,000

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Qatar(c) — (continued)
State of Qatar (AA-/Aa2) (continued)
	$4,850,000	5.250%		01/20/20	$4,874,250

					5,543,250

Russia(a) — 6.6%
Russian Federation (BBB/Baa1)
	15,759,100	7.500		03/31/30	17,768,385

Serbia(a) — 0.5%
Republic of Serbia (BB-/NR)
	1,240,000	6.750		11/01/24	1,221,400

South Africa — 0.4%
Republic of South Africa (BBB+/A3)
	300,000	6.875		05/27/19	336,750
	700,000	5.875		05/30/22	717,500

					1,054,250

Sri Lanka — 1.0%
Republic of Sri Lanka (B/NR)
	540,000	8.250		10/24/12	574,425
	2,160,000	7.400	(c)	01/22/15	2,246,400

					2,820,825

Turkey — 4.5%
Republic of Turkey (BB-/Ba2)
	1,910,000	6.750		04/03/18	2,098,613
	600,000	8.000		02/14/34	697,500
	1,290,000	6.875		03/17/36	1,315,800
	7,600,000	7.250		03/05/38	8,113,000

					12,224,913

Ukraine — 1.8%
Ukraine Government (CCC+/B2)
EUR	2,760,000	4.950		10/13/15	2,789,401
	$1,930,000	6.580		11/21/16	1,474,038
	650,000	6.750		11/14/17	494,000

					4,757,439

Uruguay — 3.5%
Republic of Uruguay (BB/Ba3)
	3,449,587	8.000		11/18/22	3,941,153
	690,000	6.875		09/28/25	724,500
	2,050,000	7.875	(e)	01/15/33	2,244,750
	2,400,000	7.625		03/21/36	2,592,000

					9,502,403

Venezuela — 3.5%
Republic of Venezuela (BB-/B2)
	1,060,000	13.625		08/15/18	975,200
	2,500,000	7.750		10/13/19	1,637,500
	10,450,000	6.000		12/09/20	5,747,500
Republic of Venezuela (NR/B2)
	1,640,000	7.650		04/21/25	975,800

					9,336,000

TOTAL SOVEREIGN DEBT OBLIGATIONS					$181,456,389

Corporate Obligations — 19.7%
Brazil — 1.5%
Companhia Energetica de Sao Paulo (NR/Ba2)
BRL	3,731,981	9.750%		01/15/15	$2,167,521

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Brazil — (continued)
Independencia International Ltd. (NR/WR)(c)(f)
	$1,970,000	9.875%		05/15/15	$433,400
RBS — Zero Hora Editora Jornalistica SA (BB/NR)(c)
BRL	800,000	11.250		06/15/17	395,750
Telemar Norte Leste S.A. (NR/Baa2)(c)
	$860,000	9.500		04/23/19	1,027,700

					4,024,371

Colombia — 2.0%
Ecopetrol SA (BB+/Baa2)
	2,530,000	7.625		07/23/19	2,780,392
EEB International Ltd. (BB/NR)(c)
	690,000	8.750		10/31/14	745,200
TGI International Ltd. (BB/NR)
	760,000	9.500	(c)	10/03/17	820,800
	1,040,000	9.500		10/03/17	1,123,200

					5,469,592

Indonesia(c) — 0.5%
Adaro Indonesia PT (NR/Ba1)
	1,400,000	7.625		10/22/19	1,384,250

Ireland — 1.0%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (BB+/Ba2)
	1,140,000	8.375		04/30/13	1,208,400
	500,000	9.125	(c)	04/30/18	535,000
	930,000	9.125		04/30/18	995,100

					2,738,500

Kazakhstan — 3.2%
KazMunaiGaz Finance Sub BV (BB+/Baa2)
	10,000	8.375	(c)	07/02/13	10,700
	2,100,000	11.750	(c)	01/23/15	2,530,500
	4,980,000	11.750		01/23/15	6,000,900

					8,542,100

Luxembourg(d) — 1.1%
Gaz Capital SA for Gazprom (BBB/Baa1)
	2,640,000	9.250		04/23/12	2,943,600

Malaysia — 0.8%
Petronas Capital Ltd. (A-/A1)
	150,000	5.250		08/12/19	150,553
	2,000,000	5.250	(c)	08/12/19	2,007,375

					2,157,928

Mexico — 3.9%
Cemex Finance LLC (B/NR)(c)
	2,600,000	9.500		12/14/16	2,680,342
Controladora Mabe SA CV (BBB-/NR)(c)
	620,000	7.875		10/28/19	616,974
Pemex Project Funding Master Trust (BBB/Baa1)
	2,220,000	1.554	(b)	06/15/10	2,220,000
	2,480,000	5.750		03/01/18	2,480,000
Petroleos Mexicanos (BBB/Baa1)
	2,270,000	8.000		05/03/19	2,619,126

					10,616,442

Netherlands(c) — 0.4%
Arcos Dorados BV (BBB-/Ba2)
	1,050,000	7.500		10/01/19	1,005,693

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Qatar — 1.9%
Ras Laffan Liquefied Natural Gas Co. Ltd. II (A/Aa2)
	$1,730,000	5.298%	09/30/20	$1,738,650
Ras Laffan Liquefied Natural Gas Co. Ltd. III (A/Aa2)(c)
	3,200,000	5.500	09/30/14	3,372,000

				5,110,650

South Africa — 0.9%
Peermont Proprietary Global Ltd. (B/B3)
EUR	1,910,000	7.750	04/30/14	2,409,511

Ukraine — 0.2%
NAK Naftogaz Ukraine (NR/NR)
	$790,000	9.500	09/30/14	663,600

United Arab Emirates(c) — 0.6%
Dolphin Energy Ltd. (NR/Aa3)
	1,683,000	5.888	06/15/19	1,704,037

Venezuela — 1.7%
Petroleos de Venezuela SA (B+/NR)
	7,430,000	5.250	04/12/17	4,049,350
Petroleos de Venezuela SA (NR/NR)
	1,180,000	5.000	10/28/15	607,700

				4,657,050

TOTAL CORPORATE OBLIGATIONS				$53,427,324

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$234,883,713

Short-term Investment(g) — 11.3%
Repurchase Agreement — 11.3%
Joint Repurchase Agreement Account II
	$30,600,000	0.007%	01/04/10	$30,600,000
Maturity Value: $30,600,024

TOTAL INVESTMENTS — 98.1%				$265,483,713

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%				5,076,687

NET ASSETS — 100.0%				$270,560,400

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2009.
(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(c) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $37,514,921, which represents approximately 13.9% of net assets as of December 31, 2009.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Pay-in-kind securities.
(f) Security is currently in default/non-income producing.
(g) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
KWCDC	— South Korean Won Certificate of Deposit
MTN	— Medium-Term Note
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - At December 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

BRL	Sale	01/19/10	$1,120,429	$1,116,982	$3,447
IDR	Purchase	01/19/10	413,000	415,127	2,127
TRY	Purchase	03/17/10	1,243,635	1,260,065	16,430
EUR	Sale	01/13/10	4,574,133	4,375,273	198,860
BRL	Purchase	01/19/10	2,105,000	2,189,425	84,425
INR	Purchase	01/19/10	1,120,429	1,136,463	16,034
KRW	Purchase	01/19/10	6,770,994	6,925,531	154,537
EUR	Sale	01/13/10	535,954	518,126	17,828
BRL	Purchase	01/19/10	1,120,429	1,144,859	24,430
IDR	Purchase	01/19/10	1,120,429	1,127,389	6,960

TOTAL					$525,078

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

EUR	Purchase	01/13/10	705,019	703,440	(1,579)
MYR	Purchase	01/19/10	2,370,000	2,335,524	(34,476)
INR	Purchase	01/19/10	2,370,000	2,354,587	(15,413)
KRW	Purchase	01/19/10	3,520,000	3,499,931	(20,069)
	Sale	01/19/10	6,811,903	6,925,531	(113,628)
RUB	Purchase	01/19/10	1,185,000	1,135,207	(49,793)
BRL	Sale	01/19/10	3,852,425	3,872,305	(19,880)
IDR	Purchase	01/19/10	2,370,000	2,358,336	(11,664)
RUB	Purchase	01/19/10	1,150,000	1,107,351	(42,649)

TOTAL					$(309,151)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss)*

Citibank NA
	MXN	140,000	09/13/11	6.250%	Mexico Interbank TIIE 28 Days	$38,529
	BRL	27,000	01/02/12	11.670	Brazilian Interbank Deposit Average	26,339
		27,000	01/02/12	11.750	Brazilian Interbank Deposit Average	(1,272)
Credit Suisse International (London)
	MXN	181,000	10/03/11	6.390	Mexico Interbank TIIE 28 Days	65,967
	BRL	53,000	01/02/12	11.730	Brazilian Interbank Deposit Average	(2,120)
					6 months
					Chilean Interbank Camara Rate
	CLP	3,650,000	11/17/14	5.000	Average	(26,251)
Deutsche Bank Securities, Inc.
	KRW	2,601,578	07/06/11	3.620	3 month KWCDC	(7,376)
		4,346,604	07/07/11	3.626	3 month KWCDC	(12,228)
	MXN	177,000	10/04/11	6.220	Mexico Interbank TIIE 28 Days	24,403
		50,000	12/17/11	6.180	Mexico Interbank TIIE 28 Days	(2,659)
JPMorgan Securities, Inc.
	CLP	2,600,000	12/15/14	5.260	6 months Chilean Interbank Camara Rate Average	16,953

TOTAL						$120,285

* There are no upfront payments on the swap contract(s), therefore, the unrealized gain/loss of the swap contracts is equal to their market value.
TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$254,459,454

Gross unrealized gain	16,605,504
Gross unrealized loss	(5,581,245)

Net unrealized security gain	$11,024,259

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — 92.6%
Aerospace — 0.7%
BE Aerospace, Inc. (BB/Ba3)
	$3,625,000	8.500%		07/01/18	$3,842,500
Esterline Technologies Corp. (B+/B1)
	4,270,000	7.750		06/15/13	4,355,400
Mecachrome International, Inc. (NR/WR)(a)
EUR	3,500,000	9.000		05/15/14	351,220
Moog, Inc. (B+/Ba3)
	$210,000	6.250		01/15/15	198,450
Sequa Corp. (CCC/Caa2)(b)
	9,250,000	11.750		12/01/15	8,602,500
	5,491,683	13.500	(c)	12/01/15	5,079,807
TransDigm, Inc. (B-/B3)
	13,500,000	7.750		07/15/14	13,685,625
Vought Aircraft Industries, Inc. (CCC+/B3)
	2,750,000	8.000		07/15/11	2,722,500

					38,838,002

Agriculture — 0.8%
JBS USA LLC/JBS USA Finance, Inc. (B+/B1)(b)
	9,250,000	11.625		05/01/14	10,568,125
National Beef Packing Co. LLC/NB Finance Corp. (B-/WR)
	826,000	10.500		08/01/11	826,000
Smithfield Foods, Inc. (B+/Ba3)(b)
	3,000,000	10.000		07/15/14	3,262,500
Smithfield Foods, Inc. (B-/Caa1)
	2,000,000	7.000		08/01/11	2,000,000
	9,125,000	7.750		05/15/13	8,896,875
	12,125,000	7.750		07/01/17	11,215,625
Tereos Europe (BB/B1)
EUR	4,000,000	6.375		04/15/14	5,332,806

					42,101,931

Automotive — 2.2%
FCE Bank PLC (B/B3)
	10,000,000	7.125		01/16/12	14,103,627
	4,000,000	7.125		01/15/13	5,541,406
Ford Motor Credit Co. LLC (B-/B3)
	$8,185,000	7.875		06/15/10	8,328,237
	5,000,000	9.750		09/15/10	5,162,500
	3,125,000	8.625		11/01/10	3,218,750
	6,250,000	7.375		02/01/11	6,375,000
	12,000,000	9.875		08/10/11	12,570,000
	32,125,000	7.250		10/25/11	32,486,406
	7,000,000	7.000		10/01/13	7,017,500
	8,000,000	12.000		05/15/15	9,260,000
Ford Motor Credit Co. LLC (NR/WR)
EUR	7,000,000	4.875		01/15/10	10,002,098
	$3,500,000	5.700		01/15/10	3,500,000
General Motors Corp. (NR/WR)(a)
	7,125,000	7.125		07/15/13	1,816,875
	2,000,000	7.700		04/15/16	510,000
	1,000,000	8.800	(d)	03/01/21	260,000
EUR	2,000,000	8.375		07/05/33	602,091
	$14,500,000	8.375		07/15/33	3,915,000

					124,669,490

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Automotive Parts — 1.3%
Accuride Corp. (NR/WR)(a)
	$3,000,000	8.500%		02/01/15	$2,542,500
Allison Transmission, Inc. (CCC+/Caa2)(b)
	4,500,000	11.000		11/01/15	4,736,250
	4,570,000	11.250	(c)	11/01/15	4,775,650
American Axle & Manufacturing Holdings, Inc. (B-/B2)(b)
	4,250,000	9.250		01/15/17	4,313,750
Navistar International Corp. (BB-/B1)
	5,250,000	8.250		11/01/21	5,374,687
Tenneco, Inc. (B-/B3)
	2,000,000	8.125		11/15/15	2,020,000
Tenneco, Inc. (CCC/Caa2)
	2,750,000	8.625		11/15/14	2,770,625
The Goodyear Tire & Rubber Co. (B+/B1)
	3,000,000	8.625		12/01/11	3,112,500
	1,950,000	9.000		07/01/15	2,028,000
	8,625,000	10.500		05/15/16	9,530,625
The Goodyear Tire & Rubber Co. (B+/B2)
	5,000,000	7.857		08/15/11	5,175,000
TRW Automotive, Inc. (B-/Caa1)
EUR	7,000,000	6.375		03/15/14	9,332,410
	$7,000,000	7.000	(b)	03/15/14	6,860,000
	3,750,000	8.875	(b)	12/01/17	3,890,625
United Components, Inc. (B-/Caa2)
	5,500,000	9.375		06/15/13	5,307,500
Visteon Corp. (NR/WR)(a)(b)(d)
	2,069,000	12.250		12/31/16	863,808

					72,633,930

Banks — 1.4%
Bank of America Corp. (A-/A3)
	6,500,000	5.420		03/15/17	6,444,980
Bank of America Corp. (BB/Ba3)(e)
	3,500,000	8.000		12/29/49	3,369,590
Citigroup, Inc. (A-/Baa1)
	10,500,000	5.000		09/15/14	10,161,192
	2,375,000	4.875		05/07/15	2,271,660
Lloyds Banking Group PLC (CC/B3)(b)(e)
	21,000,000	5.920		10/01/49	12,390,000
	13,000,000	6.413		10/01/49	7,670,000
	15,900,000	6.267		11/14/49	9,301,419
Wells Fargo Capital XIII (A-/Ba1)(e)
	28,125,000	7.700		03/26/49	27,281,250
Wells Fargo Capital XV (A-/Ba1)(e)
	2,000,000	9.750		09/26/49	2,160,000

					81,050,091

Building Materials — 2.0%
Associated Materials, Inc. (CCC-/Caa2)(f)
	13,500,000	11.250		03/01/14	13,027,500
Atrium Cos., Inc. (CC/C)(b)(c)
	7,801,452	15.000		12/15/12	117,022
Calcipar SA (B+/B1)(e)
EUR	7,521,000	1.950		07/01/14	8,113,251
CPG International, Inc. (B-/Caa1)
	$3,500,000	10.500		07/01/13	3,307,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Building Materials — (continued)
Grohe Holding GMBH (B-/B3)(e)
EUR	11,250,000	3.617%	01/15/14	$13,547,047
Grohe Holding GMBH (CCC/Caa1)
	24,500,000	8.625	10/01/14	30,467,961
Heating Finance PLC (B/B2)
GBP	2,000,000	7.875	03/31/14	3,004,274
Legrand France SA (BBB/Baa2)
	$5,050,000	8.500	02/15/25	5,275,070
Nortek, Inc. (NR/NR)
	4,017,777	11.000	12/01/13	4,198,577
Owens Corning, Inc. (BBB-/Ba1)
	8,630,000	6.500	12/01/16	8,829,795
	3,750,000	7.000	12/01/36	3,499,311
Panolam Industries International, Inc. (NR/WR)(a)
	6,500,000	10.750	10/01/13	2,080,000
PLY Gem Industries, Inc. (CCC+/Caa1)
	8,250,000	11.750	06/15/13	8,250,000
Texas Industries, Inc. (B+/B2)
	7,250,000	7.250	07/15/13	7,123,125
USG Corp. (B+/Caa1)
	3,000,000	6.300	11/15/16	2,670,000

				113,510,433

Capital Goods — 2.0%
Altra Holdings, Inc. (B+/B1)(b)
	4,775,000	8.125	12/01/16	4,906,313
Baldor Electric Co. (B/B3)
	14,250,000	8.625	02/15/17	14,659,687
Briggs & Stratton Corp. (BB-/Ba3)
	2,500,000	8.875	03/15/11	2,625,000
Mueller Water Products, Inc. (B-/Caa1)
	8,750,000	7.375	06/01/17	8,115,625
Nexans SA (BB+/NR)
EUR	7,000,000	5.750	05/02/17	9,129,706
RBS Global & Rexnord Corp. (B-/Caa2)
	$20,440,000	9.500	08/01/14	20,440,000
	8,000,000	8.875	09/01/16	6,960,000
RBS Global & Rexnord Corp. (CCC+/Caa3)
	17,500,000	11.750	08/01/16	17,543,750
SPX Corp. (BB/Ba2)
	1,000,000	7.625	12/15/14	1,033,750
Terex Corp. (B/Caa1)
	8,125,000	8.000	11/15/17	7,860,938
Terex Corp. (BB-/B2)
	12,375,000	10.875	06/01/16	13,798,125
VAC Finanzierung GMBH (CC/Ca)
EUR	4,000,000	9.250	04/15/16	2,523,048

				109,595,942

Chemicals — 3.4%
Airgas, Inc. (BBB-/Ba1)(b)
	$5,750,000	7.125	10/01/18	5,994,375
Basell AF SCA (NR/WR)(a)
	11,625,000	8.375 (b)	08/15/15	1,976,250

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Chemicals — (continued)
Basell AF SCA (NR/WR)(a)
EUR	2,250,000	8.375%		08/15/15	$580,588
Cognis GMBH (B-/B2)(e)
	20,325,000	2.714		09/15/13	27,097,319
Cognis GMBH (CCC/Caa2)
	19,000,000	9.500		05/15/14	27,850,292
Equistar Chemicals LP (NR/WR)(a)
	$2,000,000	7.550		02/15/26	1,400,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC (CCC/Caa1)
	6,750,000	9.750		11/15/14	6,615,000
Huntsman International LLC (CCC+/B3)
EUR	2,500,000	6.875		11/15/13	3,368,842
	$6,000,000	7.875		11/15/14	5,910,000
Invista (B/Ba3)(b)
	1,600,000	9.250		05/01/12	1,624,000
KRATON Polymers LLC/Capital Corp. (CCC/Caa1)
	7,975,000	8.125		01/15/14	7,217,375
MacDermid, Inc. (CCC/Caa2)(b)
	9,250,000	9.500		04/15/17	9,250,000
Momentive Performance Materials, Inc. (CCC-/B3)(b)
	5,541,000	12.500		06/15/14	6,102,026
Momentive Performance Materials, Inc. (CCC-/Caa2)
EUR	3,750,000	9.000		12/01/14	4,730,715
	$5,528,000	9.750		12/01/14	5,327,610
	877	10.125	(c)	12/01/14	822
Momentive Performance Materials, Inc. (CCC-/Caa3)
	2,310,000	11.500		12/01/16	2,044,350
Nalco Co. (B/B2)
	7,500,000	8.875		11/15/13	7,715,625
EUR	10,000,000	9.000		11/15/13	14,622,209
Nalco Co. (BB-/WR)
	540,000	7.750		11/15/11	774,117
Rhodia S.A. (BB-/B1)(e)
	6,750,000	3.492		10/15/13	8,974,919
Rockwood Specialties Group, Inc. (B-/B3)
	20,500,000	7.625		11/15/14	29,240,835
SPCM SA (B+/B3)
	3,250,000	8.250		06/15/13	4,682,332
The Mosaic Co. (BBB-/Baa2)(b)
	$1,125,000	7.375		12/01/14	1,200,938
	3,385,000	7.625		12/01/16	3,647,338

					187,947,877

Conglomerates — 1.1%
Blount, Inc. (B/B2)
	6,750,000	8.875		08/01/12	6,876,562
Bombardier, Inc. (BB+/Ba2)
	9,500,000	6.750	(b)	05/01/12	9,856,250
	4,500,000	6.300	(b)	05/01/14	4,488,750
	1,320,000	8.000	(b)	11/15/14	1,366,200
EUR	2,000,000	7.250	(b)	11/15/16	2,902,939
	3,500,000	7.250		11/15/16	5,127,808
Park-Ohio Industries, Inc. (CCC+/Caa2)
	$5,000,000	8.375		11/15/14	3,837,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Conglomerates — (continued)
Polypore, Inc. (B-/B3)
	$4,750,000	8.750%		05/15/12	$4,714,375
EUR	10,500,000	8.750		05/15/12	14,525,445
Spectrum Brands, Inc. (CCC/Caa2)(c)
	$3,582,511	12.000		08/28/19	3,510,861
TriMas Corp. (B-/Caa1)(b)
	5,750,000	9.750		12/15/17	5,663,750

					62,870,440

Construction Machinery — 0.3%
Case New Holland, Inc. (BB+/Ba3)
	1,500,000	7.750	(b)	09/01/13	1,526,250
	3,750,000	7.125		03/01/14	3,759,375
	953,000	7.250		01/15/16	941,087
Douglas Dynamics LLC (B-/B3)(b)
	1,750,000	7.750		01/15/12	1,636,250
Dresser-Rand Group, Inc. (BB-/B1)
	10,106,000	7.375		11/01/14	10,030,205

					17,893,167

Consumer Products — Household & Leisure — 1.9%
Affinion Group, Inc. (B-/B2)
	6,250,000	10.125		10/15/13	6,429,688
Affinion Group, Inc. (B-/Caa1)
	4,625,000	11.500		10/15/15	4,838,906
Ames True Temper (B-/B3)(e)
	2,000,000	4.284		01/15/12	1,800,000
Easton-Bell Sports, Inc. (CCC+/B3)(b)
	2,000,000	9.750		12/01/16	2,055,000
Easton-Bell Sports, Inc. (NR/WR)
	7,000,000	8.375		10/01/12	7,146,580
Elizabeth Arden, Inc. (B/B1)
	3,250,000	7.750		01/15/14	3,209,375
Freedom Group, Inc. (B/B2)(b)
	4,250,000	10.250		08/01/15	4,524,375
Harry & David Holdings, Inc. (C/Ca)
	2,000,000	9.000		03/01/13	1,390,000
Jarden Corp. (B/B3)
	15,250,000	7.500		05/01/17	15,250,000
Sealy Mattress Co. (BB-/Ba3)(b)
	1,500,000	10.875		04/15/16	1,668,750
Sealy Mattress Co. (CCC+/Caa1)
	10,000,000	8.250		06/15/14	10,000,000
Simmons Bedding Co. (D/WR)(a)
	2,375,000	7.875		01/15/14	2,161,250
	4,500,000	10.000	(f)	12/15/14	360,000
Solo Cup Co. (CCC+/Caa2)
	7,500,000	8.500		02/15/14	7,331,250
Visant Corp. (BB-/B1)
	8,125,000	7.625		10/01/12	8,165,625
Visant Holding Corp. (B/B3)
	16,750,000	8.750		12/01/13	17,252,500
	10,000,000	10.250	(f)	12/01/13	10,325,000

					103,908,299

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Consumer Products — Industrial(b) — 0.0%
JohnsonDiversey, Inc. (B-/B3)
	$2,500,000	8.250%	11/15/19	$2,521,875

Consumer Products — Non Durable — 1.3%
Belvedere SA (NR/WR)(a)
EUR	4,500,000	0.000	05/15/13	1,290,195
Chattem, Inc. (B/B2)
	$2,655,000	7.000	03/01/14	2,721,375
Church & Dwight Co., Inc. (BB+/Ba2)
	1,250,000	6.000	12/15/12	1,268,750
Constellation Brands, Inc. (B+/B2)
	1,522,000	8.125	01/15/12	1,533,415
Constellation Brands, Inc. (BB/Ba3)
	3,875,000	8.375	12/15/14	4,126,875
	6,000,000	7.250	09/01/16	6,060,000
	12,000,000	7.250	05/15/17	12,120,000
Prestige Brands, Inc. (B/B3)
	2,000,000	9.250	04/15/12	2,025,000
Sally Holdings LLC (B-/Caa1)
	16,000,000	10.500	11/15/16	17,280,000
Sally Holdings LLC (B/B3)
	14,250,000	9.250	11/15/14	14,784,375
Yankee Acquisition Corp. (B-/B3)
	7,500,000	8.500	02/15/15	7,462,500
Yankee Acquisition Corp. (CCC+/Caa1)
	875,000	9.750	02/15/17	861,875

				71,534,360

Defense — 0.7%
Alliant Techsystems, Inc. (BB-/B1)
	6,250,000	6.750	04/01/16	6,187,500
Communications & Power Industries, Inc. (B-/B3)
	2,000,000	8.000	02/01/12	1,980,000
L-3 Communications Corp. (BB+/Ba2)
	2,500,000	6.125	07/15/13	2,540,625
	6,000,000	6.125	01/15/14	6,037,500
	9,000,000	5.875	01/15/15	8,977,500
	15,500,000	6.375	10/15/15	15,461,250

				41,184,375

Energy — Coal — 0.7%
Arch Western Finance LLC (BB-/B1)
	5,420,000	6.750	07/01/13	5,379,350
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (BB-/B1)(b)
	2,125,000	8.250	12/15/17	2,125,000
Foundation PA Coal Co. (BB/Ba3)
	1,650,000	7.250	08/01/14	1,668,563
Massey Energy Co. (BB-/B2)
	6,000,000	6.875	12/15/13	5,992,500
Massey Energy Co. (BB-/NR)
	3,000,000	3.250	08/01/15	2,634,519
Peabody Energy Corp. (BB+/Ba1)
	4,250,000	6.875	03/15/13	4,308,437
	1,000,000	5.875	04/15/16	972,500

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Energy — Coal — (continued)
Peabody Energy Corp. (BB+/Ba1)
	$16,385,000	7.375%	11/01/16	$16,876,550

				39,957,419

Energy — Exploration & Production — 4.8%
Chesapeake Energy Corp. (BB/Ba3)
	10,500,000	9.500	02/15/15	11,523,750
	10,750,000	6.375	06/15/15	10,535,000
	10,000,000	6.625	01/15/16	9,900,000
	13,125,000	6.875	01/15/16	13,125,000
EUR	4,500,000	6.250	01/15/17	5,870,387
	$13,125,000	6.500	08/15/17	12,862,500
	6,250,000	7.250	12/15/18	6,242,188
Cimarex Energy Co. (BB/Ba3)
	6,000,000	7.125	05/01/17	6,052,500
Comstock Resources, Inc. (B/B2)
	10,500,000	8.375	10/15/17	10,736,250
Encore Acquisition Co. (B/B1)
	500,000	6.250	04/15/14	500,000
	11,500,000	6.000	07/15/15	11,500,000
	5,250,000	9.500	05/01/16	5,525,625
	4,000,000	7.250	12/01/17	4,000,000
EXCO Resources, Inc. (B/B3)
	3,000,000	7.250	01/15/11	2,996,250
Forest Oil Corp. (BB-/B1)(b)
	10,125,000	8.500	02/15/14	10,580,625
KCS Energy, Inc. (B/B3)
	2,375,000	7.125	04/01/12	2,380,938
Newfield Exploration Co. (BB+/Ba3)
	5,125,000	6.625	09/01/14	5,176,250
	12,750,000	6.625	04/15/16	12,781,875
	7,625,000	7.125	05/15/18	7,701,250
OPTI Canada, Inc. (B/Caa3)
	8,000,000	7.875	12/15/14	6,480,000
Pioneer Natural Resources Co. (BB+/Ba1)
	2,750,000	5.875	07/15/16	2,640,981
	4,000,000	6.650	03/15/17	3,914,149
Pioneer Natural Resources Co. (BB+/NR)(d)
	20,533,000	2.875	01/15/38	21,834,176
Plains Exploration & Production Co. (BB/B1)
	8,250,000	7.750	06/15/15	8,425,312
	2,250,000	10.000	03/01/16	2,458,125
	9,000,000	7.000	03/15/17	8,865,000
	5,000,000	7.625	06/01/18	4,975,000
	2,000,000	8.625	10/15/19	2,055,000
Quicksilver Resources, Inc. (B-/B3)
	7,375,000	7.125	04/01/16	6,877,187
Quicksilver Resources, Inc. (B/B2)
	2,750,000	8.250	08/01/15	2,818,750
	7,250,000	11.750	01/01/16	8,174,375
Range Resources Corp. (BB/Ba3)
	4,500,000	6.375	03/15/15	4,477,500
	8,625,000	8.000	05/15/19	9,207,187
SandRidge Energy, Inc. (B+/B3)(b)
	5,750,000	9.875	05/15/16	6,030,313
	2,500,000	8.000	06/01/18	2,456,250
	1,000,000	8.750	01/15/20	997,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — Exploration & Production — (continued)
Southwestern Energy Co. (BB+/Ba2)
$5,000,000	7.500%	02/01/18	$5,312,500
Whiting Petroleum Corp. (BB/B1)
4,000,000	7.250	05/01/13	4,025,000
4,000,000	7.000	02/01/14	4,000,000

			266,014,693

Energy — Refining — 0.1%
Petroplus Finance Ltd. (B+/B1)(b)
4,500,000	7.000	05/01/17	4,050,000
Tesoro Corp. (BB+/Ba1)
2,250,000	9.750	06/01/19	2,317,500

			6,367,500

Energy — Services — 0.4%
Aquilex Holdings LLC/Aquilex Finance Corp. (B/B3)(b)
1,625,000	11.125	12/15/16	1,616,875
Compagnie Generale de Geophysique-Veritas (BB/Ba3)
6,250,000	7.500	05/15/15	6,203,125
2,500,000	9.500 (b)	05/15/16	2,600,560
Helix Energy Solutions Group, Inc. (B/B3)(b)
3,750,000	9.500	01/15/16	3,843,750
Key Energy Services, Inc. (BB-/B1)
6,875,000	8.375	12/01/14	6,892,187

			21,156,497

Entertainment & Leisure — 0.7%
HRP Myrtle Beach Operations LLC (NR/WR)(a)(b)
1,750,000	0.000	04/01/12	175
Regal Cinemas Corp. (B-/NR)
1,500,000	8.625	07/15/19	1,556,250
Universal City Development Partners Ltd. (CCC+/B3)(b)
10,375,000	8.875	11/15/15	10,167,500
3,625,000	10.875	11/15/16	3,697,500
WMG Acquisition Corp. (B/B1)
7,750,000	7.375	04/15/14	7,459,375
WMG Acquisition Corp. (BB/Ba2)(b)
8,750,000	9.500	06/15/16	9,384,375
WMG Holdings Corp. (B/B1)(f)
4,614,000	9.500	12/15/14	4,671,675

			36,936,850

Environmental — 0.7%
Allied Waste North America, Inc. (BBB/Baa3)
3,875,000	6.375	04/15/11	4,059,062
6,000,000	6.125	02/15/14	6,120,000
11,250,000	7.250	03/15/15	11,784,375
Allied Waste North America, Inc. Series B (BBB/Baa3)
5,250,000	6.875	06/01/17	5,591,250
Waste Services (B-/Caa1)
8,000,000	9.500	04/15/14	8,300,000
WCA Waste Corp. (B-/B3)
2,500,000	9.250	06/15/14	2,487,500

			38,342,187

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Finance — 4.4%
Cemex Finance LLC (B/NR)(b)
	$7,750,000	9.500%		12/14/16	$7,989,481
CIT Group, Inc. (NR/NR)
	5,970,706	7.000		05/01/13	5,582,610
	8,956,061	7.000		05/01/14	8,317,942
	8,956,061	7.000		05/01/15	8,038,065
	14,926,775	7.000		05/01/16	13,172,879
	20,897,487	7.000		05/01/17	18,180,814
ETrade Financial Corp. (CCC/B3)
	5,750,000	7.375		09/15/13	5,405,000
General Electric Capital Corp. (A+/Aa3)(e)
EUR	12,125,000	4.625		09/15/66	13,042,429
	16,750,000	5.500		09/15/67	18,489,210
GMAC Canada Ltd. (CCC/Ca)
GBP	500,000	6.625		12/17/10	788,515
EUR	4,000,000	6.000		05/23/12	5,390,148
GMAC Canada Ltd. (NR/Ca)
CAD	7,250,000	6.000		05/25/10	6,840,856
GMAC LLC (CCC/Ca)
	$2,431,000	5.750	(b)	05/21/10	2,418,845
EUR	2,875,000	5.750		09/27/10	4,047,679
	$3,536,000	5.750	(b)	09/27/10	3,509,480
	17,033,000	7.250	(b)	03/02/11	17,075,582
	2,652,000	5.375	(b)	06/06/11	2,526,030
	35,080,000	6.875	(b)	09/15/11	34,816,900
	1,750,000	6.875		09/15/11	1,732,500
	7,500,000	6.625	(b)	05/15/12	7,406,250
	8,000,000	6.875	(b)	08/28/12	7,900,000
	4,407,000	6.750	(b)	12/01/14	4,230,720
	8,289,000	8.000	(b)	11/01/31	7,542,990
National Money Mart Co. (B+/B2)(b)
	6,750,000	10.375		12/15/16	6,885,000
NCO Group, Inc. (CCC+/Caa1)
	7,250,000	11.875		11/15/14	5,546,250
SLM Corp. (BBB-/Ba1)
	7,500,000	0.442	(e)	07/26/10	7,338,734
	1,375,000	4.500		07/26/10	1,374,744
EUR	875,000	0.914	(e)	12/15/10	1,154,008
GBP	3,000,000	5.375		12/15/10	4,773,227
	$1,875,000	5.450		04/25/11	1,874,204
EUR	5,000,000	4.750		03/17/14	6,128,426
	$1,750,000	8.450		06/15/18	1,724,780
SLM Corp. (NR/WR)
	4,000,000	4.000		01/15/10	4,000,759

					245,245,057

Finance Insurance(b) — 0.1%
HUB International Holdings, Inc. (CCC+/B3)
	7,250,000	9.000		12/15/14	6,923,750

Food — 1.2%
Dean Foods Co. (B/B3)
	14,250,000	7.000		06/01/16	13,965,000
Dole Food Co. (B-/Caa1)
	963,000	8.875		03/15/11	970,222
Foodcorp Ltd. (B/B2)
EUR	7,000,000	8.875		06/15/12	9,633,456

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Food — (continued)
Michael Foods, Inc. (B-/B3)
	$7,500,000	8.000%	11/15/13	$7,678,125
Pinnacle Foods Finance LLC (CCC+/Caa2)
	20,500,000	9.250	04/01/15	20,756,250
	13,000,000	10.625	04/01/17	13,520,000

				66,523,053

Food and Beverage — 0.5%
Del Monte Corp. (BB/Ba3)
	1,500,000	6.750	02/15/15	1,537,500
	4,000,000	7.500 (b)	10/15/19	4,120,000
M-Foods Holdings, Inc. (B-/B3)(b)
	3,250,000	9.750	10/01/13	3,355,625
Tyson Foods, Inc. (BB/Ba3)
	11,250,000	10.500	03/01/14	12,909,375
Wm. Wrigley Jr. Co. (NR/WR)
	6,000,000	4.300	07/15/10	6,073,289

				27,995,789

Gaming — 5.2%
Ameristar Casinos, Inc. (BB-/B2)(b)
	9,125,000	9.250	06/01/14	9,444,375
Boyd Gaming Corp. (B+/B3)
	3,250,000	6.750	04/15/14	2,925,000
	1,000,000	7.125	02/01/16	865,000
Buffalo Thunder Development Authority (NR/WR)(a)(b)
	2,500,000	9.375	12/15/14	425,000
Caesars Entertainment, Inc. (CCC-/Ca)
	5,000,000	7.875	03/15/10	5,000,000
CCM Merger, Inc. (CCC+/Caa3)(b)
	4,500,000	8.000	08/01/13	3,645,000
Chukchansi Economic Development Authority (B+/B3)(b)
	6,220,000	8.000	11/15/13	4,540,600
Circus & Eldorado (B-/Caa2)
	3,000,000	10.125	03/01/12	2,655,000
Cirsa Capital Luxembourg SA (B+/B3)
EUR	1,750,000	7.875	07/15/12	2,383,277
Cirsa Finance Luxembourg SA (B+/B2)
	7,000,000	8.750	05/15/14	9,533,107
Codere Finance Luxembourg SA (B/B2)
	16,000,000	8.250	06/15/15	20,184,383
Galaxy Entertainment Finance Co. Ltd. (B/B3)(b)
	$1,500,000	9.875	12/15/12	1,492,500
Harrah’s Operating Co., Inc. (B-/Caa1)(b)
	5,125,000	11.250	06/01/17	5,419,687
Harrah’s Operating Co., Inc. (CCC-/NR)(b)
	39,769,000	10.000	12/15/18	31,815,200
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (B-/Caa1)(b)
	8,000,000	11.250	06/01/17	8,460,000
Isle of Capri Casinos, Inc. (CCC+/Caa1)
	1,815,000	7.000	03/01/14	1,610,813
Mandalay Resort Group (CCC-/Ca)
	2,000,000	9.375	02/15/10	1,997,500
Mashantucket Pequot Tribe (D/WR)(a)(b)
	4,000,000	8.500	11/15/15	990,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Gaming — (continued)
MGM Mirage, Inc. (B/B1)
	$11,750,000	13.000%		11/15/13	$13,541,875
	1,875,000	10.375	(b)	05/15/14	2,043,750
	4,750,000	11.125	(b)	11/15/17	5,272,500
MGM Mirage, Inc. (CCC+/Caa2)
	2,000,000	8.500		09/15/10	1,990,000
	2,500,000	6.750		09/01/12	2,237,500
	9,500,000	6.750		04/01/13	8,217,500
	3,500,000	5.875		02/27/14	2,817,500
	21,750,000	6.625		07/15/15	16,801,875
	15,750,000	7.500		06/01/16	12,206,250
MGM Mirage, Inc. (CCC-/Ca)
	5,125,000	8.375		02/01/11	4,843,125
Mohegan Tribal Gaming Authority (CCC+/B2)
	250,000	6.125		02/15/13	201,250
Mohegan Tribal Gaming Authority (CCC+/Caa2)
	3,000,000	8.000		04/01/12	2,610,000
	1,555,000	7.125		08/15/14	1,057,400
MTR Gaming Group, Inc. (B/B2)(b)
	6,000,000	12.625		07/15/14	5,730,000
Peermont Proprietary Global Ltd. (B/B3)
EUR	15,500,000	7.750		04/30/14	19,553,621
Penn National Gaming, Inc. (BB-/B1)
	$4,300,000	6.750		03/01/15	4,171,000
Pinnacle Entertainment, Inc. (B/Caa1)
	4,750,000	8.250		03/15/12	4,750,000
	10,000,000	7.500		06/15/15	9,250,000
Pinnacle Entertainment, Inc. (BB/B2)(b)
	2,000,000	8.625		08/01/17	2,030,000
Pokagon Gaming Authority (B+/B2)(b)
	2,620,000	10.375		06/15/14	2,724,800
River Rock Entertainment (B+/B2)
	2,500,000	9.750		11/01/11	2,356,250
San Pasqual Casino (BB-/B2)(b)
	3,375,000	8.000		09/15/13	3,155,625
Scientific Games International, Inc. (BB-/Ba3)
	5,625,000	9.250		06/15/19	5,906,250
Scientific Games International, Inc. (BB-/NR)(b)
	2,000,000	9.250		06/15/19	2,097,500
Seneca Gaming Corp. (BB/Ba2)
	6,550,000	7.250		05/01/12	6,386,250
Shingle Springs Tribal Gaming Authority (B-/Caa1)(b)
	9,000,000	9.375		06/15/15	6,840,000
Snoqualmie Entertainment Authority (CCC/Caa3)(b)
	7,250,000	9.125		02/01/15	3,915,000
Station Casinos, Inc. (D/WR)(a)
	2,500,000	6.000		04/01/12	375,000
	11,625,000	6.500		02/01/14	58,125
	13,000,000	6.875		03/01/16	65,000
	2,000,000	7.750		08/15/16	320,000
Tropicana Entertainment LLC (NR/WR)(a)
	2,000,000	9.625		12/15/14	1,260
Turning Stone Casino Resort Enterprise (B+/B1)(b)
	2,950,000	9.125		09/15/14	2,883,625

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Gaming — (continued)
Wynn Las Vegas LLC (BB+/Ba3)
	$16,000,000	6.625%	12/01/14	$15,500,000
Yonkers Racing Corp. (B+/B1)(b)
	4,750,000	11.375	07/15/16	4,940,000

				290,236,273

Health Care — Medical Products — 3.6%
Accellent, Inc. (CCC+/Caa2)
	7,625,000	10.500	12/01/13	7,339,063
Bausch & Lomb, Inc. (B/Caa1)
	21,000,000	9.875	11/01/15	22,155,000
Bio-Rad Laboratories, Inc. (BB+/Ba2)(b)
	3,250,000	8.000	09/15/16	3,428,750
Boston Scientific Corp. (BBB-/Ba1)
	3,975,000	5.450	06/15/14	4,173,750
	9,125,000	6.400	06/15/16	9,855,000
Catalent Pharma Solutions, Inc. (B-/Caa1)
EUR	10,000,000	9.750	04/15/17	10,393,237
Catalent Pharma Solutions, Inc. (B/Caa1)(c)
	$25,098,593	9.500	04/15/15	22,651,480
CONMED Corp. (B/B1)(d)
	9,500,000	2.500	11/15/24	8,977,880
DJO Finance LLC/DJO Finance Corp. (B-/B3)
	13,500,000	10.875	11/15/14	14,191,875
Fresenius (BB+/Ba2)
	6,625,000	6.875	07/15/17	6,545,521
Fresenius US Finance II, Inc. (BB/Ba1)
EUR	2,000,000	8.750	07/15/15	3,270,594
	$9,750,000	9.000 (b)	07/15/15	10,798,125
Hologic, Inc. (BB-/NR)(d)(g)
	32,763,000	2.000	12/15/37	27,850,024
Inverness Medical Innovations, Inc. (B-/B3)
	9,000,000	9.000	05/15/16	9,225,000
Talecris Biotherapeutics Holdings Corp. (BB/B1)(b)
	3,625,000	7.750	11/15/16	3,679,375
The Cooper Companies, Inc. (BB-/Ba3)
	8,670,000	7.125	02/15/15	8,431,575
VWR Funding, Inc. (B-/Caa1)(c)
	20,750,000	10.250	07/15/15	21,580,000
Wright Medical Group, Inc. (NR/NR)
	6,750,000	2.625	12/01/14	5,939,325

				200,485,574

Health Care — Pharmaceutical — 0.3%
Angiotech Pharmaceuticals, Inc. (CC/C)
	1,750,000	7.750	04/01/14	1,128,750
Elan Finance PLC/Elan Finance Corp. (B/B2)
	1,500,000	8.875	12/01/13	1,477,500
Mylan, Inc. (BB-/NR)
	7,030,000	1.250	03/15/12	7,299,952
Warner Chilcott Corp. (B+/B3)
	5,606,000	8.750	02/01/15	5,865,278

				15,771,480

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Health Care — Services — 5.3%
Community Health Systems, Inc. (B/B3)
	$21,000,000	8.875%		07/15/15	$21,708,750
CRC Health Corp. (CCC+/Caa1)
	3,250,000	10.750		02/01/16	2,730,000
DaVita, Inc. (B+/B1)
	5,875,000	6.625		03/15/13	5,889,688
DaVita, Inc. (B/B2)
	7,750,000	7.250		03/15/15	7,750,000
HCA, Inc. (B-/Caa1)
GBP	752,000	8.750		11/01/10	1,226,777
	$6,250,000	6.300		10/01/12	6,257,812
	7,500,000	6.250		02/15/13	7,312,500
	11,670,000	6.750		07/15/13	11,509,537
	2,500,000	5.750		03/15/14	2,346,875
	9,000,000	6.375		01/15/15	8,550,000
	4,750,000	6.500		02/15/16	4,583,750
HCA, Inc. (BB-/B2)
	14,000,000	9.125		11/15/14	14,787,500
	13,000,000	9.250		11/15/16	14,007,500
	24,545,000	9.625	(c)	11/15/16	26,631,325
	2,500,000	9.875	(b)	02/15/17	2,756,250
HCA, Inc. (BB/Ba3)(b)
	12,625,000	8.500		04/15/19	13,619,219
	7,500,000	7.875		02/15/20	7,818,750
LifePoint Hospitals, Inc. (B/B1)(d)
	10,375,000	3.250		08/15/25	9,587,226
LifePoint Hospitals, Inc. (B/NR)
	24,750,000	3.500		05/15/14	23,387,661
Psychiatric Solutions, Inc. (B-/B3)
	2,292,000	7.750		07/15/15	2,211,780
Select Medical Corp. (B-/B3)
	7,000,000	7.625		02/01/15	6,790,000
Senior Housing Properties Trust (BBB-/Ba1)
	1,600,000	7.875		04/15/15	1,544,000
Tenet Healthcare Corp. (BB-/B2)(b)
	7,000,000	9.000		05/01/15	7,560,000
	4,375,000	10.000		05/01/18	4,910,938
	8,625,000	8.875		07/01/19	9,358,125
Tenet Healthcare Corp. (CCC+/Caa2)
	13,000,000	7.375		02/01/13	13,032,500
	1,250,000	9.250		02/01/15	1,329,688
U.S. Oncology, Inc. (CCC+/B3)
	1,875,000	10.750		08/15/14	1,968,750
United Surgical Partners International, Inc. (CCC+/Caa1)
	5,250,000	8.875		05/01/17	5,368,125
US Oncology, Inc. (B/Ba3)
	32,250,000	9.125		08/15/17	33,862,500
Vanguard Health Holding Co. I (CCC+/Caa1)(f)
	3,500,000	11.250		10/01/15	3,683,750
Vanguard Health Holding Co. II (CCC+/Caa1)
	12,000,000	9.000		10/01/14	12,450,000
Ventas Realty LP (BBB-/Ba1)
	1,750,000	6.500		06/01/16	1,688,750

					298,220,026

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Home Construction — 0.7%
D. R. Horton, Inc. (BB-/Ba3)
$7,750,000	5.375%	06/15/12	$7,750,000
2,915,000	5.625	09/15/14	2,798,400
6,000,000	5.250	02/15/15	5,670,000
5,500,000	5.625	01/15/16	5,142,500
KB HOME (BB-/B1)
2,000,000	6.250	06/15/15	1,870,000
Meritage Homes Corp. (B+/B1)
5,750,000	6.250	03/15/15	5,318,750
Pulte Homes, Inc. (BB/B1)
2,000,000	5.250	01/15/14	1,965,000
7,250,000	5.200	02/15/15	6,760,625
USG Corp. (BB/B1)(b)
3,250,000	9.750	08/01/14	3,453,125

			40,728,400

Lodging — 0.6%
Host Hotels & Resorts LP (BB+/Ba1)
1,000,000	7.000	08/15/12	1,017,500
6,000,000	6.750	06/01/16	5,955,000
Host Hotels & Resorts LP (BB+/NR)
5,000,000	6.875	11/01/14	5,025,000
Host Marriott LP (BB+/Ba1)
9,250,000	7.125	11/01/13	9,388,750
8,250,000	6.375	03/15/15	8,085,000
Starwood Hotels & Resorts Worldwide, Inc. (BB/Ba1)
4,250,000	7.875	10/15/14	4,533,616

			34,004,866

Media — 1.6%
DIRECTV Holdings LLC (BBB-/Ba2)
4,250,000	6.375	06/15/15	4,398,750
31,500,000	7.625	05/15/16	34,413,750
DISH DBS Corp. (BB-/Ba3)
9,875,000	7.000	10/01/13	10,171,250
EchoStar DBS Corp. (BB-/Ba3)
3,500,000	6.375	10/01/11	3,613,750
4,500,000	6.625	10/01/14	4,511,250
7,000,000	7.750	05/31/15	7,332,500
6,525,000	7.125	02/01/16	6,663,656
Lamar Media Corp. (B/B2)
5,750,000	7.250	01/01/13	5,721,250
9,684,000	6.625	08/15/15	9,320,850
Lamar Media Corp. (BB/Ba3)
1,250,000	9.750	04/01/14	1,378,125

			87,525,131

Media — Broadcasting & Radio — 1.4%
Bonten Media Acquisition Co. (CCC/Caa2)(b)(c)
3,849,567	9.000	06/01/15	1,424,340
Clear Channel Communications, Inc. (CCC-/Ca)
6,000,000	5.750	01/15/13	4,800,000
10,000,000	5.500	09/15/14	6,550,000
5,750,000	5.500	12/15/16	3,220,000
CMP Susquehanna Corp. (D/Ca)(a)
480,000	9.875	05/15/14	—

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Media — Broadcasting & Radio — (continued)
Fox Acquisition Sub LLC (CCC/Caa3)(b)
	$1,250,000	13.375%		07/15/16	$968,750
Liberty Media LLC (BB-/B1)
	4,000,000	5.700		05/15/13	3,810,000
	2,120,000	8.250		02/01/30	1,918,600
LIN Television Corp. (B-/B3)
	8,750,000	6.500		05/15/13	8,364,687
Local TV Finance LLC (CCC/Caa3)(b)(c)
	5,512,500	9.250		06/15/15	2,370,375
Radio One, Inc. (CCC-/Caa3)
	2,250,000	6.375		02/15/13	1,653,750
Sinclair Television Group, Inc. (B-/B2)(b)
	4,375,000	9.250		11/01/17	4,550,000
Umbrella Acquisition, Inc. (CCC/Caa2)(b)(c)
	26,312,500	9.750		03/15/15	23,418,125
UnitedGlobalCom, Inc. (B-/NR)(d)
EUR	6,250,000	1.750		04/15/24	8,578,900
Univision Communications, Inc. (B-/B2)(b)
	$1,875,000	12.000		07/01/14	2,067,188
XM Satellite Radio, Inc. (B+/Caa2)(b)
	5,500,000	11.250		06/15/13	5,871,250

					79,565,965

Media — Cable — 3.3%
Adelphia Communications Corp. (NR/NR)(a)
	2,000,000	10.250		06/15/49	70,000
Atlantic Broadband Finance LLC (B-/Caa1)
	4,500,000	9.375		01/15/14	4,488,750
Cablevision Systems Corp. (B+/B1)
	12,000,000	8.000		04/15/12	12,690,000
	9,750,000	8.625	(b)	09/15/17	10,152,188
CCH II LLC/CCH II Capital Corp. (B/NR)
	4,491,939	13.500		11/30/16	5,289,258
CCO Holdings LLC/CCO Holdings Capital Corp. (B/B2)
	14,250,000	8.750		11/15/13	14,570,625
Charter Communications Operating LLC (BB-/B1)(b)
	13,500,000	8.000		04/30/12	13,871,250
	7,000,000	8.375		04/30/14	7,192,500
	10,000,000	10.875		09/15/14	11,225,000
CSC Holdings, Inc. (BB/Ba3)
	1,194,000	6.750		04/15/12	1,232,805
	10,500,000	8.500	(b)	04/15/14	11,182,500
	16,600,000	8.500	(b)	06/15/15	17,679,000
	11,000,000	8.625	(b)	02/15/19	11,838,750
CSC Holdings, Inc. Series B (BB/Ba3)
	7,000,000	7.625		04/01/11	7,227,500
Frontier Vision (NR/NR)(a)
	2,000,000	11.000		10/15/49	—
GCI, Inc. (BB-/B2)(b)
	3,000,000	8.625		11/15/19	3,026,250
Rainbow National Services LLC (BB/B1)(b)
	1,909,000	10.375		09/01/14	2,004,450
UPC Holding BV (B-/B2)
EUR	13,750,000	7.750		01/15/14	19,119,972
	10,625,000	8.625		01/15/14	15,307,625

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Media — Cable — (continued)
UPC Holding BV (B-/B2)
EUR	11,875,000	8.000%		11/01/16	$16,214,624

					184,383,047

Media — Diversified — 0.5%
Quebecor Media, Inc. (B/B2)
	$9,260,000	7.750		03/15/16	9,236,850
Videotron Ltee (BB-/Ba2)
	6,625,000	6.875		01/15/14	6,658,125
	1,000,000	6.375		12/15/15	975,000
	2,750,000	9.125		04/15/18	3,025,000
Videotron Ltee (BB-/NR)(b)
	6,250,000	9.125		04/15/18	6,875,000

					26,769,975

Metals — 1.1%
AK Steel Corp. (BB-/Ba3)
	3,625,000	7.750		06/15/12	3,634,062
Aleris International, Inc. (D/WR)(a)
	8,500,000	9.000		12/15/14	42,500
	16,000,000	10.000		12/15/16	120,000
Essar Steel Algoma, Inc. (B+/B3)(b)
	7,750,000	9.375		03/15/15	7,518,244
FMG Finance Pty Ltd. (B/B2)(b)
	5,000,000	10.625		09/01/16	5,531,250
Freeport-McMoRan Copper & Gold, Inc. (BBB-/Ba2)
	2,500,000	3.881	(e)	04/01/15	2,487,835
	7,000,000	8.250		04/01/15	7,577,500
	7,000,000	8.375		04/01/17	7,656,250
Noranda Aluminium Acquisition Corp. (D/Caa2)(c)(e)
	7,020,462	5.274		05/15/15	5,177,591
Noranda Aluminium Holding Corp. (D/Caa3)(c)(e)
	2,404,074	7.024		11/15/14	1,586,689
SGL Carbon SE (BBB-/Ba1)(e)
EUR	1,000,000	1.964		05/16/15	1,211,350
Steel Dynamics, Inc. (BB+/Ba2)
	$7,750,000	7.375		11/01/12	8,001,875
	7,000,000	7.750		04/15/16	6,997,970
Tube City IMS Corp. (B-/Caa1)
	3,500,000	9.750		02/01/15	3,377,500

					60,920,616

Packaging — 3.9%
Ball Corp. (BB+/Ba1)
	3,000,000	6.625		03/15/18	2,985,000
Berry Plastics Corp. (B/B1)(e)
	6,500,000	5.034		02/15/15	5,931,250
Berry Plastics Holding Corp. (CCC/Caa1)
	2,500,000	4.129	(e)	09/15/14	1,975,000
	9,000,000	8.875		09/15/14	8,775,000
Berry Plastics Holding Corp. (CCC/Caa2)
	8,000,000	10.250		03/01/16	7,020,000
Beverage Packaging Holdings II SA/Luxembourg (B-/Caa1)
EUR	7,250,000	8.000		12/15/16	9,821,609
	18,500,000	9.500		06/15/17	26,122,864
Clondalkin Acquisition (B+/B1)(e)
	1,000,000	2.714		12/15/13	1,293,779

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Packaging — (continued)
Clondalkin Industries BV (B-/Caa1)
EUR	2,500,000	8.000%		03/15/14	$3,064,213
Consol Specialty Glass Ltd. (BB-/B1)
	7,750,000	7.625		04/15/14	10,276,761
Crown Americas LLC (BB-/B1)
	$10,625,000	7.750		11/15/15	10,996,875
	7,500,000	7.625	(b)	05/15/17	7,781,250
Gerresheimer Holdings GMBH (BB+/B1)
EUR	4,800,000	7.875		03/01/15	7,018,661
Graham Packaging Co., Inc. (CCC+/Caa1)
	$22,250,000	9.875		10/15/14	22,639,375
Graphic Packaging International, Inc. (B-/B3)
	15,000,000	9.500		08/15/13	15,450,000
	3,000,000	9.500		06/15/17	3,180,000
Greif, Inc. (BB+/Ba2)
	2,000,000	7.750		08/01/19	2,025,000
Impress Holdings BV (B-/B3)
EUR	15,000,000	9.250		09/15/14	22,255,863
Impress Holdings BV (BB-/Ba3)(e)
	$1,000,000	3.409	(b)	09/15/13	943,750
EUR	6,000,000	3.867		09/15/13	8,149,731
OI European Group BV (BB/Ba3)
	750,000	6.875		03/31/17	1,037,532
Owens-Brockway Glass Container, Inc. (BB/Ba3)
	$2,500,000	8.250		05/15/13	2,568,750
EUR	4,750,000	6.750		12/01/14	6,673,175
	$1,000,000	6.750		12/01/14	1,022,500
	5,000,000	7.375		05/15/16	5,162,500
Plastipak Holdings, Inc. (B/B3)(b)
	4,000,000	8.500		12/15/15	4,100,000
Pregis Corp. (CCC+/Caa2)
	7,000,000	12.375		10/15/13	6,772,500
Reynolds Group Issuer, Inc. (BB-/B1)(b)
	2,375,000	7.750		10/15/16	2,434,375
Sealed Air Corp. (BB+/Baa3)(b)
	5,500,000	7.875		06/15/17	5,862,625
Stichting Participatie Impress Cooperatieve UA (NR/NR)(c)
EUR	1,235,848	17.000		09/29/49	1,756,148
Tekni-Plex, Inc. (NR/WR)
	$2,500,000	10.875		08/15/12	2,268,750

					217,364,836

Paper — 2.1%
Boise Cascade LLC (B+/Caa1)
	3,732,000	7.125		10/15/14	3,358,800
Domtar Corp. (BB-/Ba3)
	8,500,000	10.750		06/01/17	9,966,250
Georgia-Pacific Corp. (BB+/Ba3)(b)
	16,250,000	7.000		01/15/15	16,453,125
	12,250,000	7.125		01/15/17	12,403,125
Georgia-Pacific Corp. (BB/B2)
	7,250,000	8.125		05/15/11	7,612,500
	1,000,000	9.500		12/01/11	1,080,000
	1,500,000	7.700		06/15/15	1,575,000
	1,250,000	8.000		01/15/24	1,275,000
	2,750,000	7.750		11/15/29	2,715,625

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Paper — (continued)
Georgia-Pacific LLC (BB+/Ba3)(b)
	$6,000,000	8.250%		05/01/16	$6,360,000
Jefferson Smurfit Corp. (D/WR)(a)
	6,000,000	8.250		10/01/12	5,295,000
	1,750,000	7.500		06/01/13	1,522,500
Lecta SA (B+/B2)(e)
EUR	4,875,000	3.339		02/15/14	5,695,673
NewPage Corp. (CCC-/Caa2)
	$5,375,000	10.000		05/01/12	3,843,125
PE Paper Escrow GmbH (BB/Ba2)(b)
	6,000,000	12.000		08/01/14	6,468,223
Smurfit Kappa Acquisitions (BB/Ba2)(b)
EUR	2,250,000	7.750		11/15/19	3,174,452
Smurfit Kappa Funding PLC (B/B2)
	6,000,000	7.750		04/01/15	8,257,248
	$3,500,000	7.750		04/01/15	3,342,500
Smurfit-Stone Container Enterprises, Inc. (D/WR)(a)
	8,500,000	8.000		03/15/17	7,501,250
Stone Container Finance (D/WR)(a)
	2,250,000	7.375		07/15/14	2,126,250
Verso Paper Holdings LLC, Inc. (B+/Ba2)(b)
	2,375,000	11.500		07/01/14	2,612,500
Verso Paper Holdings LLC, Inc. (CCC/Caa1)
	4,000,000	11.375		08/01/16	3,220,000

					115,858,146

Printing — 0.2%
SGS International, Inc. (B-/B3)
	5,750,000	12.000		12/15/13	5,814,688
Valassis Communications, Inc. (B-/B3)
	5,000,000	8.250		03/01/15	4,987,500

					10,802,188

Publishing — 1.7%
Cengage Learning Acquisitions, Inc. (CCC+/Caa2)(b)
	20,750,000	10.500		01/15/15	19,764,375
Dex Media West Finance Co. (D/WR)(a)
	1,800,000	8.500		08/15/10	1,944,000
Dex Media West LLC (D/WR)(a)
	6,744,000	9.875		08/15/13	2,141,220
Dex Media, Inc. (D/WR)(a)
	1,250,000	8.000		11/15/13	318,750
	12,750,000	9.000	(f)	11/15/13	3,251,250
Morris Publishing Group LLC (NR/WR)
	4,500,000	7.000		08/01/13	1,316,250
Nielsen Finance LLC Co. (B-/Caa1)
	3,500,000	11.625		02/01/14	3,933,125
EUR	1,500,000	9.000		08/01/14	2,171,828
	$23,000,000	10.000		08/01/14	24,035,000
	5,000,000	11.500		05/01/16	5,587,500
Nielsen Finance LLC Co. (CCC+/Caa1)(f)
	19,000,000	12.500		08/01/16	17,337,500
R.H. Donnelley Corp. (D/WR)(a)
	5,555,000	6.875		01/15/13	499,950
	2,820,000	11.750	(b)	05/15/15	2,354,700
	4,000,000	8.875		01/15/16	360,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Publishing — (continued)
R.H. Donnelley Corp. (D/WR)(a)
	$3,000,000	8.875%	10/15/17	$270,000
The Nielsen Co. (CCC+/Caa1)(f)
EUR	5,000,000	11.125	08/01/16	6,235,942
Truvo Subsidiary Corp. (C/Ca)
	16,750,000	8.500	12/01/14	1,920,957

				93,442,347

Real Estate — 0.4%
CB Richard Ellis Group, Inc. (B+/Ba3)
	$5,875,000	11.625	06/15/17	6,521,250
Felcor Lodging LP (B-/B2)(b)
	1,250,000	10.000	10/01/14	1,262,500
ProLogis (BBB-/Baa2)
	1,250,000	7.375	10/30/19	1,233,006
ProLogis (BBB-/NR)(d)
	5,125,000	2.250	04/01/37	4,747,979
	3,500,000	1.875	11/15/37	3,099,268
Realogy Corp. (C/Ca)
	2,500,000	10.500	04/15/14	2,168,750
	2,142,768	11.000 (c)	04/15/14	1,762,427

				20,795,180

Restaurants — 0.5%
NPC International, Inc. (CCC+/Caa1)
	6,850,000	9.500	05/01/14	6,781,500
OSI Restaurant Partners, Inc. (CCC/Caa3)
	7,750,000	10.000	06/15/15	6,858,750
Seminole Hard Rock Entertainment, Inc. (BB/B1)(b)(e)
	7,000,000	2.754	03/15/14	5,722,500
Wendy’s/Arby’s Restaurants LLC (B+/B2)
	8,375,000	10.000	07/15/16	9,128,750

				28,491,500

Retailers — 1.7%
AutoNation, Inc. (BB+/Ba2)
	745,000	7.000	04/15/14	771,075
Edcon Holdings Proprietary Ltd. (CCC+/Caa1)(e)
EUR	3,500,000	6.214	06/15/15	2,558,887
Edcon Proprietary Ltd. (B+/B2)(e)
	12,375,000	3.964	06/15/14	11,229,534
General Nutrition Centers, Inc. (CCC+/Caa1)(c)(e)
	$12,625,000	5.178	03/15/14	11,678,125
Jarden Corp. (BB-/B2)
	4,125,000	8.000	05/01/16	4,259,063
Macy’s Retail Holdings, Inc. (BB/Ba2)
	7,750,000	5.350	03/15/12	7,934,062
	3,500,000	5.875	01/15/13	3,609,375
	15,125,000	5.900	12/01/16	14,746,875
Michaels Stores, Inc. (CCC/Caa2)
	6,375,000	10.000	11/01/14	6,614,063
Michaels Stores, Inc. (CCC/Caa3)
	11,500,000	11.375	11/01/16	12,132,500
Neiman-Marcus Group, Inc. (B-/Caa2)(c)
	5,987,882	9.000	10/15/15	5,868,124

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Retailers — (continued)
Neiman-Marcus Group, Inc. (CCC+/Caa3)
	$14,500,000	10.375%	10/15/15	$14,137,500

				95,539,183

Retailers — Food & Drug — 0.9%
Ahold Lease USA, Inc. (BBB/Baa3)(f)
	826,214	7.820	01/02/20	895,410
	1,957,431	8.620	01/02/25	2,180,089
Dole Food Co., Inc. (B+/B2)(b)
	10,075,000	13.875	03/15/14	12,014,437
Ingles Markets, Inc. (BB-/B1)
	6,000,000	8.875	05/15/17	6,240,000
Rite Aid Corp. (B+/B3)
	2,750,000	9.750	06/12/16	2,994,063
Rite Aid Corp. (B-/Caa2)
	6,500,000	7.500	03/01/17	6,150,625
Rite Aid Corp. (CCC/Caa3)
	750,000	8.625	03/01/15	660,000
	5,250,000	9.375	12/15/15	4,672,500
	5,000,000	9.500	06/15/17	4,400,000
Supervalu, Inc. (B+/Ba3)
	5,000,000	7.500	11/15/14	5,075,000
	5,500,000	8.000	05/01/16	5,596,250

				50,878,374

Services Cyclical — Business Services — 1.6%
ACCO Brands Corp. (B-/Caa2)
	7,250,000	7.625	08/15/15	6,724,375
ACCO Brands Corp. (BB-/B2)(b)
	1,250,000	10.625	03/15/15	1,371,875
Carlson Wagonlit BV (CCC-/Caa2)(e)
EUR	9,000,000	6.472	05/01/15	9,547,442
Cornell Co., Inc. (B+/B2)
	$1,500,000	10.750	07/01/12	1,526,250
Corrections Corp. of America (BB/Ba2)
	1,125,000	6.250	03/15/13	1,130,625
	3,500,000	7.750	06/01/17	3,622,500
Great Lakes Dredge & Dock Co. (B-/B3)
	5,440,000	7.750	12/15/13	5,419,600
GXS Worldwide, Inc. (B/B2)(b)
	2,500,000	9.750	06/15/15	2,456,250
Iron Mountain, Inc. (B+/B2)
	1,500,000	6.625	01/01/16	1,473,750
	4,625,000	8.000	06/15/20	4,671,250
ISS Financing PLC (B/NR)
EUR	4,500,000	11.000	06/15/14	6,872,376
ISS Global A/S (B/NR)
	1,235,000	4.750	09/18/10	1,770,388
ISS Holdings A/S (B/Caa1)
	12,015,000	8.875	05/15/16	16,362,725
Savcio Holdings Ltd. (B+/B2)
	2,000,000	8.000	02/15/13	2,781,087
West Corp. (B-/Caa1)
	$11,500,000	9.500	10/15/14	11,701,250
	14,250,000	11.000	10/15/16	14,891,250

				92,322,993

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Services Cyclical — Consumer Services — 0.1%
Service Corp. International (BB-/B1)
	$1,750,000	6.750%		04/01/16	$1,695,313
	2,125,000	7.000		06/15/17	2,066,562
	4,000,000	7.625		10/01/18	3,960,000

					7,721,875

Services Cyclical — Rental Equipment — 1.6%
Ahern Rentals, Inc. (CCC+/Ca)
	3,000,000	9.250		08/15/13	1,721,250
Ashtead Capital, Inc. (B+/B2)(b)
	3,000,000	9.000		08/15/16	3,022,500
Ashtead Holdings PLC (B+/B2)(b)
	2,000,000	8.625		08/01/15	2,010,000
Europcar Groupe SA (B+/B3)(e)
EUR	4,000,000	4.214		05/15/13	4,773,721
Europcar Groupe SA (B/Caa1)
	3,250,000	8.125		05/15/14	3,944,341
Hertz Corp. (CCC+/B2)
	1,750,000	7.875		01/01/14	2,395,820
	$10,725,000	8.875		01/01/14	10,966,313
Hertz Corp. (CCC+/B3)
	10,250,000	10.500		01/01/16	10,941,875
RSC Equipment Rental, Inc. (B-/Caa2)
	20,000,000	9.500		12/01/14	20,100,000
RSC Equipment Rental, Inc. (BB-/B1)(b)
	5,250,000	10.000		07/15/17	5,670,000
United Rentals North America, Inc. (B/B3)
	3,000,000	6.500		02/15/12	2,992,500
	6,500,000	10.875		06/15/16	7,060,625
United Rentals North America, Inc. (CCC+/Caa1)
	7,000,000	7.750		11/15/13	6,615,000
	5,750,000	7.000		02/15/14	5,203,750

					87,417,695

Technology — Hardware — 0.8%
Avago Technologies (B+/Ba3)
	7,120,000	11.875		12/01/15	7,849,800
Flextronics International Ltd. (BB-/Ba2)
	3,528,000	6.500		05/15/13	3,532,410
Freescale Semiconductor, Inc. (CCC/Caa2)
	2,500,000	8.875		12/15/14	2,325,000
	16,325,187	9.125	(c)	12/15/14	14,447,791
Lucent Technologies, Inc. (B/B1)
	10,500,000	6.450		03/15/29	7,507,500
NXP BV/NXP Funding LLC (CC/C)
	1,500,000	3.034	(e)	10/15/13	1,213,125
EUR	1,500,000	3.492	(e)	10/15/13	1,688,005
	$4,625,000	7.875		10/15/14	4,185,625
Seagate Technology International (BB+/Ba1)(b)
	4,250,000	10.000		05/01/14	4,706,875

					47,456,131

Technology — Software/Services — 3.4%
Expedia, Inc. (BBB-/Ba1)
	4,000,000	8.500		07/01/16	4,330,000
First Data Corp. (B-/Caa1)
	31,079,125	10.550	(c)	09/24/15	27,505,026

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Technology — Software/Services — (continued)
First Data Corp. (B-/Caa1)
	$42,500,000	9.875%		09/24/15	$39,525,000
First Data Corp. (CCC+/Caa2)
	5,535,000	11.250		03/31/16	4,732,425
Sabre Holdings Corp. (CCC+/Caa1)
	9,000,000	8.350		03/15/16	8,190,000
Serena Software, Inc. (CCC+/Caa1)
	6,076,000	10.375		03/15/16	5,832,960
Sungard Data Systems, Inc. (B-/Caa1)
	35,500,000	10.250		08/15/15	37,807,500
Sungard Data Systems, Inc. (B/Caa1)
	15,001,000	9.125		08/15/13	15,413,527
	11,000,000	10.625		05/15/15	12,113,750
Travelport, Inc. (CCC+/B3)
EUR	2,000,000	5.343	(e)	09/01/14	2,523,765
	$18,000,000	9.875		09/01/14	18,720,000
Travelport, Inc. (CCC/Caa1)
	11,000,000	11.875		09/01/16	11,660,000

					188,353,953

Telecommunications — 3.3%
BCM Ireland Finance Ltd. (CCC+/B3)(e)
EUR	3,000,000	5.714		08/15/16	3,096,468
Citizens Communications Co. (BB/Ba2)
	$8,500,000	6.250		01/15/13	8,500,000
Frontier Communications Corp. (BB/Ba2)
	16,250,000	6.625		03/15/15	15,803,125
	3,250,000	8.125		10/01/18	3,274,375
Level 3 Financing, Inc. (CCC/Caa1)
	10,250,000	9.250		11/01/14	9,788,750
Nordic Telephone Co. Holdings (BB-/B1)
EUR	2,250,000	6.222	(e)	05/01/16	3,209,360
	28,500,000	8.250		05/01/16	43,511,824
	$8,000,000	8.875	(b)	05/01/16	8,500,000
Qwest Capital Funding, Inc. (B+/B1)
	8,375,000	7.900		08/15/10	8,542,500
Qwest Communications International, Inc. (B+/Ba3)
	3,000,000	7.500		02/15/14	3,007,500
	6,750,000	8.000	(b)	10/01/15	6,952,500
Qwest Communications International, Inc. Series B (B+/Ba3)
	1,750,000	7.500		02/15/14	1,754,375
Qwest Corp. (BBB-/Ba1)
	9,000,000	8.875		03/15/12	9,697,500
	1,450,000	7.500		10/01/14	1,500,750
	2,000,000	8.375		05/01/16	2,140,000
TDC A/S (BB-/Ba3)
EUR	460,000	6.500		04/19/12	694,053
Virgin Media Finance PLC (B/B2)
	$16,750,000	9.500		08/15/16	18,006,250
	11,000,000	8.375		10/15/19	11,330,000
Virgin Media Finance PLC (B/WR)
EUR	803,909	8.750		04/15/14	1,197,046
Windstream Corp. (BB-/Ba3)
	$13,000,000	8.125		08/01/13	13,422,500
	8,000,000	8.625		08/01/16	8,140,000
	2,000,000	7.875	(b)	11/01/17	1,980,000

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Telecommunications — (continued)
Windstream Corp. (BB-/Ba3)
	$950,000	7.000%		03/15/19	$890,625

					184,939,501

Telecommunications — Cellular — 5.2%
American Tower Corp. (BB+/Baa3)
	4,500,000	7.000		10/15/17	5,006,250
CC Holdings GS V LLC/Crown Castle GS III Corp. (BB/Baa3)(b)
	9,750,000	7.750		05/01/17	10,249,688
Clearwire Communications LLC/Clearwire Finance, Inc. (B-/Caa1)(b)
	19,250,000	12.000		12/01/15	19,683,125
Crown Castle International Corp. (B/B1)
	10,250,000	9.000		01/15/15	10,916,250
Digicel Group Ltd. (NR/Caa1)(b)
	23,250,000	8.875		01/15/15	22,785,000
	7,071,000	9.125	(c)	01/15/15	6,964,935
Digicel SA (NR/B1)(b)
	3,875,000	12.000		04/01/14	4,344,844
Hellas Telecommunications III (C/Ca)
EUR	7,250,000	8.500		10/15/13	7,379,198
Hellas Telecommunications Luxembourg V (CC/Caa2)(e)
	1,250,000	4.742		10/15/12	1,496,268
Nextel Communications, Inc. (BB/Ba2)
	$11,125,000	6.875		10/31/13	10,791,250
	3,000,000	5.950		03/15/14	2,812,500
	16,500,000	7.375		08/01/15	16,087,500
Orascom Telecom Finance SCA (CCC-/Caa1)(b)
	14,750,000	7.875		02/08/14	13,275,000
SBA Telecommunications, Inc. (BB-/Ba2)(b)
	2,500,000	8.000		08/15/16	2,615,625
Sprint Capital Corp. (BB/Ba3)
	8,000,000	7.625		01/30/11	8,170,000
	19,500,000	8.375		03/15/12	20,158,125
	46,125,000	6.900		05/01/19	42,550,312
	18,250,000	8.750		03/15/32	17,063,750
Sprint Nextel Corp. (BB/Ba3)
	14,250,000	6.000		12/01/16	13,038,750
Wind Acquisition Finance SA (B+/B2)
EUR	26,000,000	11.000		12/01/15	39,631,635
	$12,500,000	12.000	(b)	12/01/15	13,500,000
	500,000	11.750	(b)	07/15/17	547,500

					289,067,505

Telecommunications — Satellites — 1.9%
Inmarsat Finance PLC (BB+/Ba2)(b)
	1,500,000	7.375		12/01/17	1,477,157
Intelsat Bermuda Ltd. (CCC+/Caa2)
	13,000,000	11.250		06/15/16	14,040,000
Intelsat Bermuda Ltd. (CCC+/Caa3)(b)
	2,000,000	11.250	(g)	02/04/17	2,005,000
	15,062,500	11.500	(c)	02/04/17	14,761,250
Intelsat Intermediate Holding Co. Ltd. (CCC+/NR)(f)
	13,250,000	9.500		02/01/15	13,614,375
Intelsat Jackson Holdings Ltd. (B+/B3)
	9,375,000	9.500		06/15/16	10,031,250

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Telecommunications — Satellites — (continued)
Intelsat Ltd. (CCC+/Caa3)
	$10,500,000	7.625%	04/15/12	$10,342,500
Intelsat Subsidiary Holding Co. Ltd. (B+/B3)
	16,000,000	8.500	01/15/13	16,320,000
	24,750,000	8.875	01/15/15	25,554,375

				108,145,907

Textiles & Apparel — 0.2%
Propex Fabrics, Inc. (NR/WR)(a)
	2,500,000	10.000	12/01/12	250
Quiksilver, Inc. (CCC/Caa2)
	8,000,000	6.875	04/15/15	6,560,000
Warnaco, Inc. (BB+/Ba3)
	2,000,000	8.875	06/15/13	2,050,000

				8,610,250

Tobacco(b) — 0.1%
Alliance One International, Inc. (B+/B2)
	6,250,000	10.000	07/15/16	6,578,125

Transportation — 0.4%
Commercial Barge Line Co. (B+/B2)(b)
	11,500,000	12.500	07/15/17	11,960,000
RailAmerica, Inc. (BB-/B1)
	10,913,000	9.250	07/01/17	11,567,780
Stena AB (BB+/Ba2)
EUR	500,000	6.125	02/01/17	616,426

				24,144,206

Utilities — Distribution — 0.4%
AmeriGas Partners LP (NR/Ba3)
	$3,750,000	7.250	05/20/15	3,759,375
AmeriGas Partners LP/AmeriGas Eagle Finance Corp. (NR/Ba3)
	7,500,000	7.125	05/20/16	7,518,750
Ferrellgas Finance LP (B+/Ba3)
	438,000	6.750	05/01/14	430,335
Inergy LP/Inergy Finance Corp. (B+/B1)
	1,550,000	6.875	12/15/14	1,530,625
	5,000,000	8.250	03/01/16	5,087,500
Suburban Propane Partners LP (BB-/Ba3)
	3,508,000	6.875	12/15/13	3,499,230

				21,825,815

Utilities — Electric — 3.7%
Calpine Construction Finance Co. LP and CCFC Finance Corp. (BB-/B1)(b)
	4,500,000	8.000	06/01/16	4,635,000
Dynegy Holdings, Inc. (B/B3)
	3,000,000	8.750	02/15/12	3,150,000
	4,500,000	7.500	06/01/15	4,218,750
	2,250,000	8.375	05/01/16	2,137,500
	1,500,000	7.125	05/15/18	1,218,750
	5,750,000	7.750	06/01/19	5,002,500
Edison Mission Energy (B/B2)
	9,625,000	7.750	06/15/16	7,988,750
	11,125,000	7.000	05/15/17	8,760,938

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Utilities — Electric — (continued)
Edison Mission Energy (B/B2)
$7,000,000	7.200%	05/15/19	$5,320,000
Elwood Energy LLC (BB/Ba1)
2,014,140	8.159	07/05/26	1,858,044
Intergen NV (BB-/Ba3)(b)
4,500,000	9.000	06/30/17	4,713,750
Ipalco Enterprises, Inc. (BB+/Ba1)
1,500,000	8.625	11/14/11	1,567,500
Midwest Generation LLC (BB-/Ba1)
4,174,001	8.560	01/02/16	4,215,741
Mirant Americas Generation LLC (B-/B3)
7,750,000	8.300	05/01/11	7,943,750
Mirant Mid-Atlantic LLC (BB/Ba1)
2,236,320	9.125	06/30/17	2,336,954
Mirant North America LLC (B-/B1)
10,500,000	7.375	12/31/13	10,395,000
NiSource Finance Corp. (BBB-/Baa3)
5,000,000	6.150	03/01/13	5,302,694
2,000,000	5.400	07/15/14	2,075,914
1,500,000	10.750	03/15/16	1,855,574
7,275,000	6.400	03/15/18	7,612,141
3,250,000	6.800	01/15/19	3,484,546
5,000,000	5.450	09/15/20	4,848,808
NRG Energy, Inc. (BB-/B1)
21,725,000	7.250	02/01/14	21,996,563
21,125,000	7.375	02/01/16	21,125,000
2,500,000	7.375	01/15/17	2,506,250
Orion Power Holdings, Inc. (BB/Ba3)
3,500,000	12.000	05/01/10	3,587,500
RRI Energy, Inc. (B+/B2)
5,750,000	7.625	06/15/14	5,692,500
6,375,000	7.875	06/15/17	6,247,500
The AES Corp. (BB-/B1)
5,250,000	9.375	09/15/10	5,420,625
8,000,000	7.750	10/15/15	8,120,000
13,250,000	9.750 (b)	04/15/16	14,508,750
10,000,000	8.000	10/15/17	10,250,000
6,000,000	8.000	06/01/20	6,120,000

			206,217,292

Utilities — Pipelines — 2.2%
El Paso Corp. (BB-/Ba3)
4,000,000	12.000	12/12/13	4,680,000
5,000,000	8.250	02/15/16	5,325,000
10,500,000	7.000	06/15/17	10,473,750
3,500,000	7.250	06/01/18	3,482,500
2,000,000	7.800	08/01/31	1,885,000
El Paso Natural Gas Co. (BB/Baa3)
2,625,000	8.625	01/15/22	3,063,092
2,375,000	7.500	11/15/26	2,556,086
3,500,000	8.375	06/15/32	4,136,326
Enterprise Products Operating LP (BB/Ba1)(e)
3,750,000	8.375	08/01/66	3,665,366
3,285,000	7.034	01/15/68	3,011,847
Mark West Energy Partners LP/Mark West Energy Finance Corp. Series B (B+/B2)
7,250,000	8.500	07/15/16	7,376,875

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Utilities — Pipelines — (continued)
Regency Energy Partners LP (B/B1)
$6,598,000	8.375%		12/15/13	$6,828,930
8,000,000	9.375	(b)	06/01/16	8,580,000
Southern Star Central Corp. (BB+/Ba2)
1,000,000	6.750		03/01/16	980,000
Targa Resources Partners LP (B/B2)
3,034,000	8.250		07/01/16	3,003,660
6,625,000	11.250	(b)	07/15/17	7,254,375
Targa Resources, Inc. (NR/B3)
9,055,000	8.500		11/01/13	9,394,563
Tennessee Gas Pipeline Co. (BB/Baa3)
3,000,000	7.000		10/15/28	3,209,910
3,000,000	8.375		06/15/32	3,564,980
1,500,000	7.625		04/01/37	1,665,294
The Williams Cos., Inc. (BB+/Baa3)
5,000,000	8.125		03/15/12	5,408,327
6,750,000	7.625		07/15/19	7,494,024
5,000,000	8.750		01/15/20	5,969,038
9,000,000	7.875		09/01/21	10,413,160
1,000,000	7.500		01/15/31	1,079,404

				124,501,507

TOTAL CORPORATE OBLIGATIONS				$5,174,808,869

Shares	Rate	Value
Preferred Stocks — 0.1%
CMP Susquehanna Radio Holdings Corp.(b)(e)
111,942	0.000%	$—
GMAC, Inc.(b)
7,813	7.000	5,149,744
Lucent Technologies Capital Trust I
1,000	7.750	777,000
Pliant Corp.(c)
2,796	13.000	419
Spanish Broadcasting Systems, Inc.(c)(d)
3,074	10.750	15

TOTAL PREFERRED STOCKS		$5,927,178

Shares	Description	Value
Common Stocks — 1.0%
1,996,917	Adelphia Recovery Trust Series ACC-1(a)	$63,901
24,334	Axiohm Transaction Solutions, Inc.(a)	243
42,605	Charter Communications, Inc.(a)	1,512,477
513,937	CIT Group, Inc.(a)	14,189,801
71,283	Lear Corp.(a)	4,821,582
6,253	Masonite Worldwide Holdings(a)	226,661
546,767	Nortek, Inc.(a)	19,136,845
1,656	Nycomed(a)	24
567,500	Parmalat SpA(b)	1,590,135
351	Pliant Corp.(a)	4
33,975	Polymer Group, Inc.(a)	475,650

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
2,500	Port Townsend Holdings Co., Inc.(a)	$—
20,372	Smurfit Kappa Funding PLC(a)	183,987
444,042	Spectrum Brands, Inc.(a)	9,990,945
103,389	Viasystems Group, Inc.(a)	310,167
1,051	Zemex Minerals Group, Inc.(a)	—

TOTAL COMMON STOCKS		$52,502,422

Units	Expiration Date	Value
Warrants(a) — 0.0%
APP China Group Ltd.
2,731	03/15/10	$—
Atrium Corp.
3,385	12/31/12	—
Avecia Group PLC (Ordinary)(b)
40,000	07/01/10	400
Avecia Group PLC (Preferred)(b)
40,000	01/01/10	400
CNB Capital Trust I(b)
127,920	03/23/19	—
Lear Corp.
26,419	11/09/14	1,669,705
Masonite Worldwide Holdings
30,311	06/09/14	90,933
22,734	06/09/16	68,202
Nortek, Inc.
11,520	12/07/14	146,765
Parmalat SpA
650	12/31/15	1,820

TOTAL WARRANTS		$1,978,225

Shares	Description	Value
Special Purpose Entity(a) — 0.0%
526,991	Adelphia Recovery Trust	$26,350

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT		$5,235,243,044

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(h) — 4.0%
Repurchase Agreement — 4.0%
Joint Repurchase Agreement Account II
225,100,000	0.007%	01/04/10	$225,100,000
Maturity Value: $225,100,175

TOTAL INVESTMENTS — 97.7%			$5,460,343,044

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			125,760,964

NET ASSETS — 100.0%			$5,586,104,008

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Security is currently in default and/or non-income producing.
(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $977,170,130, which represents approximately 17.5% of net assets as of December 31, 2009.
(c) Pay-in-kind securities.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(f) Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.
(g) Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2009.
(h) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
NR	— Not Rated
WR	— Withdrawn Rating

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Investments Industry Classifications(1)	As a % of Net Assets

Aerospace	0.7%
Agriculture	0.8
Automotive	3.6
Banks	1.4
Building Materials	2.4
Capital Goods	2.0
Chemicals	3.4
Conglomerates	1.1
Construction Machinery	0.3
Consumer Products	3.4
Defense	0.7
Energy	6.0
Entertainment & Leisure	0.7
Environmental	0.7
Finance	4.7
Food	1.7
Gaming	5.3
Health Care	9.2
Home Construction	0.7
Lodging	0.6
Media	6.8
Metals	1.1
Packaging	3.9
Paper	2.1
Printing	0.2
Publishing	1.7
Real Estate	0.4
Restaurants	0.5
Retailers	2.6
Services Cyclical	3.4
Short-term Investments(2)	6.3
Technology	4.2
Telecommunications	10.4
Textiles & Apparel	0.2
Tobacco	0.1
Transportation	0.4
Utilities	6.3

TOTAL INVESTMENTS	100.0%

(1) Industry concentrations greater than one-tenth of one percent are disclosed.
(2) Short-term Investments include repurchase agreements and other assets/liabilities.

GOLDMAN SACHS HIGH YIELD FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

GBP	Purchase	02/19/10	$4,504,394	$4,543,774	$39,380
EUR	Sale	02/19/10	813,925,290	784,700,170	29,225,120

TOTAL					$29,264,500

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

EUR	Purchase	02/19/10	$21,297,726	$21,286,632	$(11,094)

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,278,186,184

Gross unrealized gain	457,605,912
Gross unrealized loss	(275,449,052)

Net unrealized security gain	$182,156,860

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — 87.4%
Banks — 20.4%
ANZ Capital Trust I(a)(b)
$850,000	4.484%		01/29/49	$848,673
ANZ Capital Trust II(a)(b)
2,575,000	5.360		12/15/49	2,378,141
Astoria Financial Corp.(b)
325,000	5.750		10/15/12	308,755
BB&T Corp.
2,400,000	3.850		07/27/12	2,484,132
Bear Stearns & Co., Inc.
11,325,000	6.400		10/02/17	12,376,722
1,225,000	7.250		02/01/18	1,411,134
Citigroup, Inc.
6,200,000	5.500		04/11/13	6,427,943
8,875,000	6.375		08/12/14	9,282,091
3,425,000	6.125		05/15/18	3,443,522
400,000	5.875		05/29/37	352,474
725,000	6.875		03/05/38	719,334
Credit Agricole SA(a)(b)(c)
1,350,000	8.375		10/13/49	1,424,615
Discover Bank
5,275,000	8.700		11/18/19	5,651,392
HSBC Bank USA NA
4,550,000	6.000		08/09/17	4,881,653
1,790,000	5.625		08/15/35	1,655,129
HSBC Capital Funding LP(a)(b)(c)
1,050,000	4.610		06/27/49	886,061
JPMorgan Chase Capital Co. Series T(b)
1,650,000	6.550		09/29/36	1,525,984
JPMorgan Chase Capital XXVII
1,300,000	7.000		11/01/39	1,311,067
KeyBank NA
2,375,000	5.500		09/17/12	2,455,900
Manufacturers & Traders Trust Co.(b)(c)
1,495,000	5.585		12/28/20	1,237,380
Merrill Lynch & Co., Inc.
7,161,000	5.450		02/05/13	7,536,591
1,250,000	6.400		08/28/17	1,316,082
14,100,000	6.875		04/25/18	15,239,945
MUFG Capital Finance 1 Ltd.
3,025,000	6.346		07/25/49	2,783,000
Northern Trust Co.
1,625,000	6.500		08/15/18	1,819,049
PNC Bank NA
1,000,000	4.875		09/21/17	946,207
925,000	6.000		12/07/17	963,903
Resona Bank Ltd.(a)(b)(c)
1,475,000	5.850		04/15/49	1,290,625
Royal Bank of Scotland Group PLC(a)
3,375,000	4.875		08/25/14	3,421,187
Santander Issuances SA Unipersonal(a)(b)(c)
700,000	5.805		06/20/16	651,000
Sovereign Bank
4,600,000	5.125		03/15/13	4,641,667
455,000	1.991	(b)(c)	08/01/13	445,017

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Sumitomo Mitsui Banking Corp.(a)(b)(c)
	$450,000	5.625%		10/15/49	$433,689
US Bank NA
EUR	2,400,000	4.375		02/28/17	3,323,689
Wachovia Bank NA
	$1,300,000	6.600		01/15/38	1,372,123
Wachovia Corp.
	15,619,000	5.500		05/01/13	16,597,479

					123,843,355

Brokerage — 2.8%
Morgan Stanley & Co.
	4,250,000	4.750		04/01/14	4,274,425
	8,375,000	6.250	(b)	08/28/17	8,840,598
	3,250,000	7.300	(b)	05/13/19	3,625,074

					16,740,097

Chemicals(b) — 2.4%
Airgas, Inc.
	2,925,000	4.500		09/15/14	2,969,314
The Dow Chemical Co.
	9,525,000	7.600		05/15/14	10,840,887
	925,000	5.900		02/15/15	995,076

					14,805,277

Consumer Products(b) — 0.9%
Whirlpool Corp.
	2,675,000	8.000		05/01/12	2,914,050
	2,050,000	8.600		05/01/14	2,321,901

					5,235,951

Distributors(a)(b) — 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
	2,300,000	6.750		09/30/19	2,488,425
Southern Star Central Gas Pipeline, Inc.
	1,100,000	6.000		06/01/16	1,089,415

					3,577,840

Electric — 5.9%
Arizona Public Service Co.(b)
	525,000	6.250		08/01/16	551,455
	6,115,000	8.750		03/01/19	7,037,111
Commonwealth Edison Co.(b)
	2,000,000	6.150		09/15/17	2,166,030
	1,025,000	5.900		03/15/36	1,019,348
Electricite de France SA(a)
	3,275,000	6.950		01/26/39	3,873,270
Enel Finance International SA(a)(b)
	5,100,000	5.125		10/07/19	5,131,498
FirstEnergy Corp.(b)
	3,260,000	7.375		11/15/31	3,575,773
MidAmerican Energy Holdings Co.(b)
	2,665,000	5.750		04/01/18	2,790,839
Nevada Power Co.(b)
	2,425,000	7.125		03/15/19	2,717,199
Pacific Gas and Electric Co.(b)
	2,275,000	6.050		03/01/34	2,375,177
Progress Energy, Inc.(b)
	1,575,000	7.050		03/15/19	1,768,449
	1,000,000	7.000		10/30/31	1,089,670

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Electric — (continued)
Public Service Co. of Oklahoma(b)
$1,650,000	6.625%	11/15/37	$1,733,028

			35,828,847

Energy(b) — 4.3%
Cenovus Energy, Inc.(a)
6,300,000	6.750	11/15/39	6,867,340
Dolphin Energy Ltd.(a)
544,500	5.888	06/15/19	551,306
Petro-Canada
4,675,000	6.050	05/15/18	5,025,499
Suncor Energy, Inc.
1,387,000	6.100	06/01/18	1,488,294
Transocean, Inc.
2,425,000	6.000	03/15/18	2,587,332
XTO Energy, Inc.
4,910,000	5.900	08/01/12	5,379,759
1,437,000	6.500	12/15/18	1,642,060
2,350,000	6.750	08/01/37	2,768,046

			26,309,636

Entertainment — 0.3%
Time Warner Entertainment Co.
1,290,000	8.375	03/15/23	1,535,436

Environmental(b) — 1.5%
Allied Waste North America, Inc.
3,700,000	5.750	02/15/11	3,849,713
2,450,000	6.375	04/15/11	2,566,375
Waste Management, Inc.
800,000	7.375	03/11/19	923,152
1,403,000	7.375	05/15/29	1,563,459

			8,902,699

Financial(b) — 0.9%
ConocoPhillips Canada Funding Co. I
5,250,000	5.300	04/15/12	5,627,176

Food & Beverage(a)(b) — 2.8%
Anheuser-Busch InBev Worldwide, Inc.
1,300,000	4.125	01/15/15	1,319,956
3,300,000	7.750	01/15/19	3,863,624
7,925,000	8.200	01/15/39	10,021,162
Bacardi Ltd.
1,200,000	7.450	04/01/14	1,367,624
450,000	8.200	04/01/19	531,884

			17,104,250

Health Care — Medical Products — 2.8%
Agilent Technologies, Inc.(b)
6,226,000	5.500	09/14/15	6,540,109
Boston Scientific Corp.(b)
4,325,000	4.500	01/15/15	4,347,095
3,200,000	6.000	01/15/20	3,276,330
CareFusion Corp.(a)
2,650,000	6.375	08/01/19	2,865,059

			17,028,593

Life Insurance — 1.6%
Nationwide Life Global Funding I(a)
2,450,000	5.450	10/02/12	2,420,095

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Life Insurance — (continued)
Phoenix Life Insurance Co.(a)(b)
$2,600,000	7.150%		12/15/34	$1,248,000
Reinsurance Group of America, Inc.
3,900,000	6.750		12/15/11	4,150,521
Symetra Financial Corp.(a)(b)
1,600,000	6.125		04/01/16	1,433,491
725,000	8.300	(c)	10/15/37	587,710

				9,839,817

Media — Cable — 5.3%
British Sky Broadcasting Group PLC(a)(b)
1,975,000	6.100		02/15/18	2,092,193
Comcast Cable Communications Holdings, Inc.
2,200,000	8.375		03/15/13	2,533,129
1,350,000	9.455		11/15/22	1,736,296
Comcast Corp.(b)
7,150,000	5.300		01/15/14	7,631,152
Cox Communications, Inc.(a)(b)
2,000,000	6.250		06/01/18	2,115,858
2,025,000	8.375		03/01/39	2,476,467
DIRECTV Holdings LLC(b)
4,825,000	7.625		05/15/16	5,271,312
3,000,000	5.875	(a)	10/01/19	3,031,099
Rogers Communications, Inc.(b)
2,500,000	6.800		08/15/18	2,799,808
Time Warner Cable, Inc.(b)
1,300,000	5.400		07/02/12	1,388,958
1,075,000	8.750		02/14/19	1,310,182

				32,386,454

Media — Non Cable(b) — 2.0%
News America, Inc.
725,000	6.650		11/15/37	769,215
Reed Elsevier Capital, Inc.
5,005,000	8.625		01/15/19	6,089,929
Thomson Reuters Corp.
1,100,000	6.500		07/15/18	1,234,469
WPP Finance UK
3,450,000	8.000		09/15/14	3,923,547

				12,017,160

Metals & Mining — 1.6%
Anglo American Capital PLC(a)(b)
1,578,000	9.375		04/08/14	1,893,502
1,750,000	9.375		04/08/19	2,222,867
ArcelorMittal
1,500,000	5.375	(b)	06/01/13	1,582,877
2,875,000	9.850		06/01/19	3,688,209
Xstrata Canada Corp.(b)
500,000	7.250		07/15/12	539,464

				9,926,919

Noncaptive — Financial — 2.0%
General Electric Capital Corp.
3,650,000	6.875		01/10/39	3,769,300
SLM Corp.
8,075,000	5.400		10/25/11	8,067,367

				11,836,667

Paper(b) — 0.3%
International Paper Co.
225,000	7.950		06/15/18	259,517

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Paper(b) — (continued)
International Paper Co. (continued)
$1,450,000	7.500%		08/15/21	$1,611,727

				1,871,244

Pharmaceuticals(b) — 2.2%
Roche Holdings, Inc.(a)
3,500,000	6.000		03/01/19	3,845,978
625,000	7.000		03/01/39	756,162
Watson Pharmaceuticals, Inc.
8,425,000	5.000		08/15/14	8,621,468

				13,223,608

Pipelines — 8.3%
Buckeye Partners LP(b)
2,100,000	5.500		08/15/19	2,093,357
CenterPoint Energy Resources Corp. Series B(b)
2,500,000	7.875		04/01/13	2,815,935
DCP Midstream LLC(a)(b)
7,110,000	9.750		03/15/19	8,748,535
Energy Transfer Partners LP(b)
275,000	5.650		08/01/12	295,518
7,852,000	5.950		02/01/15	8,350,251
Enterprise Products Operating LLC(b)
2,350,000	5.600		10/15/14	2,513,500
1,575,000	6.650		04/15/18	1,717,667
3,973,000	7.550		04/15/38	4,489,159
Magellan Midstream Partners LP(b)
3,200,000	6.550		07/15/19	3,473,642
Northwest Pipeline GP(b)
2,025,000	6.050		06/15/18	2,143,748
ONEOK Partners LP(b)
1,025,000	6.150		10/01/16	1,077,091
Southeast Supply Header LLC(a)(b)
2,325,000	4.850		08/15/14	2,369,665
Southern Natural Gas Co.(a)(b)
700,000	5.900		04/01/17	712,995
Tennessee Gas Pipeline Co.(b)
1,460,000	7.000		10/15/28	1,562,156
2,125,000	8.375		06/15/32	2,525,194
The Williams Cos., Inc.
825,000	6.375	(a)	10/01/10	842,092
691,000	7.875	(b)	09/01/21	799,499
408,000	8.750	(b)	03/15/32	488,017
TransCanada PipeLines Ltd.(b)(c)
3,425,000	6.350		05/15/67	3,162,522

				50,180,543

Property/Casualty Insurance — 3.6%
Ace Capital Trust II(b)
250,000	9.700		04/01/30	280,755
ACE INA Holdings, Inc.(b)
1,500,000	6.700		05/15/36	1,694,281
Arch Capital Group Ltd.(b)
1,245,000	7.350		05/01/34	1,172,887
Aspen Insurance Holdings Ltd.(b)
1,025,000	6.000		08/15/14	1,037,900
Catlin Insurance Co. Ltd.(a)(b)(c)
1,050,000	7.249		01/19/49	754,688
CNA Financial Corp.(b)
1,025,000	5.850		12/15/14	1,010,140
Endurance Specialty Holdings Ltd.(b)
1,350,000	7.000		07/15/34	1,222,471

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance — (continued)
Marsh & McLennan Cos., Inc.(b)
$1,000,000	5.150%		09/15/10	$1,022,484
QBE Insurance Group Ltd.(a)
647,000	9.750		03/14/14	731,941
855,000	5.647	(b)(c)	07/01/23	743,069
The Chubb Corp.(b)
1,300,000	6.500		05/15/38	1,431,576
The Travelers Cos., Inc.(b)(c)
1,300,000	6.250		03/15/37	1,184,287
Transatlantic Holdings, Inc.(b)
3,725,000	8.000		11/30/39	3,772,320
White Mountains Reinsurance Group Ltd.(a)(b)
1,725,000	6.375		03/20/17	1,564,407
Willis North America, Inc.(b)
1,500,000	7.000		09/29/19	1,507,891
ZFS Finance USA Trust I(a)(b)(c)
1,375,000	6.150		12/15/65	1,240,937
ZFS Finance USA Trust II(a)(b)(c)
1,275,000	6.450		12/15/65	1,122,000

				21,494,034

Real Estate Investment Trusts(b) — 4.5%
Arden Realty LP(d)
1,160,000	5.200		09/01/11	1,201,237
Health Care Property Investors, Inc.
5,075,000	5.950		09/15/11	5,231,561
Pan Pacific Retail Properties, Inc.
1,350,000	5.950		06/01/14	1,385,890
Post Apartment Homes LP
3,000,000	6.300		06/01/13	2,964,616
ProLogis(e)
8,000,000	2.250		04/01/37	7,411,480
Simon Property Group LP
2,824,000	5.600		09/01/11	2,947,288
2,375,000	10.350		04/01/19	2,983,159
WEA Finance LLC(a)
1,625,000	7.125		04/15/18	1,776,674
Westfield Capital Corp.(a)
1,500,000	4.375		11/15/10	1,541,250

				27,443,155

Retailers — 1.4%
CVS Caremark Corp.(b)
1,625,000	5.750		06/01/17	1,710,783
800,000	6.250		06/01/27	813,560
Nordstrom, Inc.(b)
3,350,000	6.750		06/01/14	3,741,277
Wal-Mart Stores, Inc.
1,850,000	7.550		02/15/30	2,292,253

				8,557,873

Technology — Hardware(b) — 0.7%
Cisco Systems, Inc.
1,925,000	5.900		02/15/39	1,946,341
Fiserv, Inc.
2,350,000	6.125		11/20/12	2,559,073

				4,505,414

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Tobacco — 1.2%
Altria Group, Inc.
$1,950,000	9.700%	11/10/18	$2,403,276
BAT International Finance PLC(a)(b)
1,325,000	9.500	11/15/18	1,682,602
Philip Morris International, Inc.
2,850,000	5.650	05/16/18	3,000,824

			7,086,702

Transportation(b) — 0.6%
CSX Corp.
3,150,000	6.250	03/15/18	3,415,493

Wireless Telecommunications — 3.8%
AT&T, Inc.(b)
1,675,000	5.800	02/15/19	1,766,823
2,300,000	6.400	05/15/38	2,363,639
Cellco Partnership/Verizon Wireless Capital LLC(b)
4,600,000	8.500	11/15/18	5,705,757
New Cingular Wireless Services, Inc.(b)
900,000	8.750	03/01/31	1,172,551
Qtel International Finance Ltd.
2,200,000	7.875	06/10/19	2,466,141
Telecom Italia Capital SA(b)
6,990,000	5.250	10/01/15	7,308,373
Vodafone Group PLC(b)
1,950,000	5.000	12/16/13	2,064,744

			22,848,028

Wirelines Telecommunications(b) — 2.7%
British Telecommunications PLC
3,750,000	9.125	12/15/10	4,017,450
France Telecom SA
4,375,000	7.750	03/01/11	4,688,994
Telecom Italia Capital SA
1,500,000	6.200	07/18/11	1,590,905
5,700,000	4.950	09/30/14	5,921,412

			16,218,761

TOTAL CORPORATE OBLIGATIONS			$529,391,029

Agency Debentures — 1.3%
FHLB
$6,200,000	4.500%	09/13/19	$6,321,037
Tennessee Valley Authority
1,400,000	5.500	07/18/17	1,539,424

TOTAL AGENCY DEBENTURES			$7,860,461

Mortgage-Backed Obligations — 1.3%
Collateralized Mortgage Obligations — 1.3%
Countrywide Alternative Loan Trust Series 2007-06, Class A4
$1,200,000	5.750%	04/25/47	$623,496
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
2,263,851	5.750	07/25/37	1,519,544
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
1,768,499	6.000	08/25/37	1,208,143

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Residential Asset Securitization Trust Series 2007-06, Class 1A3
$1,406,948	6.000%	04/25/37	$872,176
Structured Adjustable Rate Mortgage Loan Trust Series 2005-21, Class 7A1(c)
2,095,189	6.005	11/25/35	1,701,989
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR15, Class A1A1(c)
1,558,656	0.491	11/25/45	1,130,320
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
1,575,588	6.000	06/25/37	1,031,201

TOTAL MORTGAGE-BACKED OBLIGATIONS			$8,086,869

Sovereign Debt Obligations — 2.2%
Federal Republic of Brazil
$820,000	8.250%	01/20/34	$1,043,450
4,000,000	7.125	01/20/37	4,570,000
Landwirtschaftliche Rentenbank
4,800,000	1.875	09/24/12	4,797,451
Ontario Province of Canada
1,400,000	4.100	06/16/14	1,461,061
State of Qatar
600,000	5.150	04/09/14	630,000
Swedish Export Credit
800,000	3.250	09/16/14	802,173

TOTAL SOVEREIGN DEBT OBLIGATIONS			$13,304,135

Municipal Debt Obligations — 1.0%
California — 0.6%
California State GO Bonds Build America Taxable Series 2009
$1,375,000	7.500%	04/01/34	$1,335,964
2,700,000	7.550	04/01/39	2,619,189

			3,955,153

Illinois — 0.3%
Chicago Illinois Metropolitan Water Reclamation District GO Bonds Build America Bonds Taxable Direct Payment Series 2009
1,775,000	5.720	12/01/38	1,774,893

New Jersey — 0.1%
New Jersey State Turnpike Authority RB Build America Taxable Series 2009 F
350,000	7.414	01/01/40	392,266

TOTAL MUNICIPAL DEBT OBLIGATIONS			$6,122,312

Government Guarantee Obligations — 4.3%
Achmea Hypotheekbank NV(a)(f)
$4,200,000	3.200%	11/03/14	$4,184,445
Israel Government AID Bond(g)
3,500,000	5.500	09/18/33	3,591,889
Macquarie Bank Ltd.(a)(f)
4,200,000	3.300	07/17/14	4,218,951

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations — (continued)
NIBC Bank NV(a)(f)
$4,500,000	2.800%	12/02/14	$4,378,869
Societe Financement de l’Economie Francaise(a)(f)
5,900,000	2.875	09/22/14	5,851,281
Westpac Banking Corp.(a)(f)
3,800,000	1.900	12/14/12	3,769,315

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$25,994,750

Shares	Rate	Value
Preferred Stock(c) — 0.2%
JPMorgan Chase & Co.
1,225,000	7.900%		$1,263,538

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 0.2%
United States Treasury Bonds
$600,000	4.250%	05/15/39	$562,875
United States Treasury Principal-Only STRIPS(h)
700,000	0.000	11/15/26	309,706

TOTAL U.S. TREASURY OBLIGATIONS			$872,581

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$592,895,675

Short-term Investment(i) — 1.1%
Repurchase Agreement — 1.1%
Joint Repurchase Agreement Account II
$6,900,000	0.007%	01/04/10	$6,900,000
Maturity Value: $6,900,005

TOTAL INVESTMENTS — 99.0%			$599,795,675

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			6,112,696

NET ASSETS — 100.0%			$605,908,371

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $121,661,692, which represents approximately 20.1% of net assets as of December 31, 2009.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(d) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(e) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f) Guaranteed by a foreign government. Total market value of the securities amounts to $22,402,861, which represents approximately 3.7% of net assets as of December 31, 2009.
(g) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of the securities amounts to $3,591,889, which represents approximately 0.6% of net assets as of December 31, 2009.
(h) Issued with a zero coupon. Income is recognized through the accretion of discount.
(i) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2009, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

EUR	Sale	01/13/10	$3,362,392	$3,216,212	$146,180

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

2 Year U.S. Treasury Notes	212	March 2010	$45,848,313	$(217,146)
5 Year U.S. Treasury Notes	(89)	March 2010	(10,180,070)	137,314
10 Year U.S. Treasury Notes	(239)	March 2010	(27,593,297)	208,695
30 Year U.S. Treasury Bonds	213	March 2010	24,574,875	(565,804)

TOTAL				$(436,941)

SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)*

Banc of America Securities LLC	$7,000	10/19/15	4.965%	3 month LIBOR	$720,599
Deutsche Bank Securities, Inc.	8,200(a)	09/04/17	4.568	3 month LIBOR	(64,126)
	4,800(a)	09/04/22	3 month LIBOR	4.710%	120,236

TOTAL					$776,709

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2009.
* There are no upfront payments on the swap contract(s), therefore, the unrealized gain/loss of the swap contracts is equal to their market value.
CREDIT DEFAULT SWAP CONTRACTS

			Rates				Upfront
			received		Credit		Payments
		Notional	(paid)		Spread at		made
	Referenced	Amount	by	Termination	December 31, 2009	Market	(received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)(a)	Value	by the Fund	Gain (Loss)

Protection Sold:

Bank of America Securities LLC	CDX North America Investment Grade Index	$8,500	1.000%	12/20/14	85	$(61,340)	$38,734	$(100,074)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index	4,300	1.000	12/20/14	85	(31,031)	—	(31,031)
		70,000	1.000	12/20/14	85	(505,154)	121,736	(626,890)
		6,000	1.000	12/20/14	85	(43,299)	(10,987)	(32,312)

TOTAL						$(640,824)	$149,483	$(790,307)

(a) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$579,986,434

Gross unrealized gain	26,584,850
Gross unrealized loss	(6,775,609)

Net unrealized security gain	$19,809,241

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Sovereign Debt Obligations — 59.9%
Brazil — 5.8%
Brazil Notas do Tesouro Nacional (NR/Baa3)
BRL	35,000,000	10.000%	01/01/17	$17,236,273

Colombia — 3.5%
Republic of Colombia (BB+/Ba1)
COP	18,500,000,000	9.850	06/28/27	10,478,454

Hungary — 7.8%
Hungary Government Bond (BBB-/Baa1)
HUF	1,000,000,000	7.250	06/12/12	5,323,095
Hungary Government Bond (BBB-/NR)
	4,000,000,000	6.000	11/24/23	17,819,352

				23,142,447

Israel — 1.9%
Israel Government Bond — Shahar (NR/NR)
ILS	19,700,000	7.000	04/29/11	5,514,875

Malaysia — 4.2%
Malaysia Government Bond (NR/A3)
MYR	42,700,000	3.741	02/27/15	12,422,632

Mexico — 8.8%
Mexican Bonos (A/Baa1)
MXN	180,000,000	9.000	12/20/12	14,621,214
	130,000,000	10.000	12/05/24	11,386,875

				26,008,089

Peru — 2.8%
Peru Government Bond (BBB+/Baa3)
PEN	5,000,000	9.910	05/05/15	2,181,378
	14,320,000	8.200	08/12/26	5,934,200

				8,115,578

Poland — 6.9%
Poland Government Bond (A/A2)
PLN	41,175,000	5.250	04/25/13	14,341,399
	18,363,200	3.000	08/24/16	6,015,570

				20,356,969

South Africa — 8.1%
Republic of South Africa (A+/A3)
ZAR	144,660,000	13.500	09/15/15	24,013,560

Thailand — 3.7%
Thailand Government Bond (NR/Baa1)
THB	367,300,000	3.625	05/22/15	10,994,078

Turkey — 5.2%
Turkey Government Bond (BB/NR)
TRY	20,719,224	10.000	02/15/12	15,364,537

Principal		Interest		Maturity
Amount		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Uruguay — 1.2%
Republic of Uruguay (BB-/Ba3)
UYU	67,043,308	5.000%		09/14/18	$3,262,859
	8,313,902	3.700		06/26/37	333,702

					3,596,561

TOTAL SOVEREIGN DEBT OBLIGATIONS					$177,244,053

Corporate Obligations — 2.2%
Germany — 0.6%
Kreditanstalt fuer Wiederaufbau (AAA/Aaa)
NGN	255,000,000	8.500%		01/18/11	$1,649,739

Russia — 1.6%
Gazprombank (BB/Baa3)
RUB	60,000,000	7.250		02/22/10	1,954,772
Red Arrow International Leasing Plc (BBB/Baa2)
	89,590,018	8.375		06/30/12	2,925,895

					4,880,667

TOTAL CORPORATE OBLIGATIONS					$6,530,406

Structured Notes — 6.2%
Egypt Treasury Bills (NR/NR)(a)
EGP	21,500,000	0.000	%(b)	02/02/10	$3,888,600
	5,000,000	0.000	(c)	02/23/10	899,239
Republic of Indonesia (NR/NR)
IDR	10,000,000,000	10.750	(c)	05/15/16	1,130,921
	21,000,000,000	10.000	(c)(d)	07/15/17	2,290,554
	40,000,000,000	10.000	(e)	07/17/17	4,385,311
	$5,883,459	10.000	(f)	07/18/17	5,821,094

TOTAL STRUCTURED NOTES					$18,415,719

Foreign Debt Obligation — 0.5%
Supranational — 0.5%
International Bank Reconstruction & Development (AAA/Aaa)
UYU	31,147,474	3.400%		04/15/17	$1,448,047

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT					$203,638,225

Short-term Investment(g) — 28.7%
Repurchase Agreement — 28.7%
Joint Repurchase Agreement Account II
	$84,800,000	0.007%		01/04/10	$84,800,000
Maturity Value: $84,800,066

TOTAL INVESTMENTS — 97.5%					$288,438,225

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%					7,509,867

NET ASSETS — 100.0%					$295,948,092

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Issued with a zero coupon. Income is recognized through the accretion of discount.
(b) The underlying security is issued by Deutsche Bank AG.
(c) The underlying security is issued by HSBC Corp.
(d) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(e) The underlying security is issued by Barclays Bank PLC.
(f) The underlying security is issued by JPMorgan Chase.
(g) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
KWCDC	— South Korean Won Certificate of Deposit
NR	— Not Rated
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

INR	Purchase	01/19/10	$7,832,445	$8,142,851	$310,406
TWD	Purchase	01/19/10	322,000	324,151	2,151
CLP	Purchase	01/19/10	3,224,257	3,439,790	215,533
RUB	Purchase	01/19/10	1,428,000	1,437,735	9,735
TRY	Purchase	03/17/10	10,949,000	11,017,608	68,608
INR	Purchase	01/19/10	433,000	435,852	2,852
KRW	Purchase	01/19/10	866,000	871,447	5,447
PHP	Purchase	01/19/10	4,145,342	4,270,858	125,516
TWD	Purchase	01/19/10	937,000	937,649	649
CNY	Sale	03/29/10	3,530,930	3,510,322	20,608
INR	Purchase	01/19/10	242,000	250,552	8,552
KRW	Sale	01/19/10	4,096,000	4,086,960	9,040
TWD	Purchase	01/19/10	7,794,007	7,870,626	76,619
KRW	Purchase	01/19/10	251,467	257,473	6,006
MYR	Purchase	01/19/10	312,000	312,196	196
KRW	Purchase	01/19/10	15,158,240	15,690,695	532,455
CLP	Purchase	01/19/10	426,000	462,458	36,458
MYR	Purchase	01/19/10	3,181,714	3,239,418	57,704
TRY	Purchase	03/17/10	1,987,000	2,016,405	29,405
BRL	Purchase	01/19/10	3,190,000	3,192,046	2,046
BRL	Purchase	01/19/10	1,121,390	1,143,917	22,527
BRL	Purchase	01/19/10	4,571,000	4,674,588	103,588
RUB	Sale	01/19/10	5,529,000	5,333,041	195,959
BRL	Sale	01/19/10	1,148,633	1,143,917	4,716

TOTAL					$1,846,776

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

BRL	Purchase	01/19/10	$3,474,000	$3,447,417	$(26,583)
INR	Sale	01/19/10	883,000	885,215	(2,215)
RUB	Purchase	01/19/10	1,158,000	1,120,766	(37,234)
TWD	Sale	01/19/10	2,445,000	2,475,969	(30,969)
RUB	Purchase	01/19/10	894,000	875,716	(18,284)
CNY	Purchase	06/14/10	3,557,159	3,514,754	(42,405)
INR	Purchase	01/19/10	937,000	928,493	(8,507)
KRW	Purchase	01/19/10	317,000	315,049	(1,951)
KRW	Sale	01/19/10	2,360,000	2,416,365	(56,365)
CNY	Purchase	03/29/10	533,000	529,590	(3,410)
MYR	Purchase	01/19/10	2,454,000	2,409,501	(44,499)
RUB	Purchase	01/19/10	1,733,000	1,720,877	(12,123)
TWD	Purchase	01/19/10	522,000	521,292	(708)
CNY	Purchase	03/29/10	3,000,886	2,980,732	(20,154)
INR	Purchase	01/19/10	1,892,000	1,875,636	(16,364)
RUB	Purchase	01/19/10	3,417,000	3,297,920	(119,080)

TOTAL					$(440,851)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged
	Notional			Payments	Payments
	Amount		Termination	received by	made by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Gain (Loss)*

Citibank NA	BRL	74,300	01/02/12	11.850%	Brazilian Interbank Deposit Average	$34,988
	KRW	8,500,000	12/04/13	4.080	3 month KWCDC	(98,943)
Deutsche Bank Securities, Inc.		2,000,000	06/09/11	3.395	3 month KWCDC	(12,288)
		4,900,000	07/22/11	3.605	3 month KWCDC	(15,619)
					Mexico Interbank
	MXN	750,000	12/17/11	6.180	TIIE 28 Days	(39,885)
					Brazilian Interbank
	BRL	67,500	01/02/12	11.750	Deposit Average	(12,880)
					6 month Chilean
					Interbank Camara
	CLP	1,800,000	11/18/14	5.040	Rate Average	(7,438)
					6 month Chilean
JPMorgan					Interbank Camara
Securities, Inc.		5,600,000	12/15/14	5.260	Rate Average	36,213

TOTAL						$(115,852)

* There are no upfront payments on the swap contract(s), therefore, the unrealized gain/loss of the swap contracts is equal to their market value.
TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$291,020,588

Gross unrealized gain	3,307,023
Gross unrealized loss	(5,889,386)

Net unrealized security loss	$(2,582,363)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 90.9%
Collateralized Mortgage Obligations — 9.4%
Adjustable Rate Non-Agency(a) — 2.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$343,863	3.394%	04/25/35	$288,372
American Home Mortgage Investment Trust Series 2004-3, Class 1A
15,756	0.601	10/25/34	13,040
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
365,970	3.634	04/25/34	324,996
Bear Stearns Alt-A Trust Series 2004-3, Class A1
112,320	0.871	04/25/34	77,279
Bear Stearns Alt-A Trust Series 2005-5, Class 21A1
1,403,084	3.482	07/25/35	982,204
Countrywide Alternative Loan Trust Series 2005-16, Class A1
1,100,013	2.189	06/25/35	548,334
Countrywide Alternative Loan Trust Series 2005-38, Class A1
309,507	2.044	09/25/35	181,889
Countrywide Home Loan Trust Series 2003-52, Class A1
407,884	3.436	02/19/34	343,154
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
448,351	3.619	11/20/34	360,852
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
801,105	0.503	10/20/45	454,558
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
454,567	0.473	01/19/36	254,234
Impac CMB Trust Series 2004-08, Class 1A
119,503	0.951	10/25/34	54,959
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
1,467,654	5.059	07/25/35	1,161,479
Master Adjustable Rate Mortgages Trust Series 2007-1, Class I2A3
1,527,755	1.284	01/25/47	469,666
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
1,379,495	3.386	10/25/34	1,068,820
Mortgage IT Trust Series 2005-5, Class A1
1,073,752	0.491	12/25/35	691,682
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
1,224,299	5.190	09/25/35	971,175
Sequoia Mortgage Trust Series 2004-09, Class A2
454,248	1.039	10/20/34	351,567
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
156,050	2.855	01/25/35	81,368
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
602,241	2.963	05/25/34	508,393
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
261,170	3.249	09/25/34	224,231

			9,412,252

Interest Only(b) — 0.3%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
12,141	5.500	04/25/33	1,922
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
86,560	5.500	06/25/33	13,408

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Interest Only(b) — (continued)
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)(c)
$62,550	0.000%	11/25/32	$—
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
199,050	5.250	07/25/33	29,144
FHLMC REMIC Series 2575, Class IB
62,112	5.500	08/15/30	1,316
FHLMC Series 256, Class 56
10,193,709	4.500	05/15/23	1,194,753
FNMA REMIC Series 2004-47, Class EI(a)(c)
960,701	0.000	06/25/34	11,937
FNMA REMIC Series 2004-62, Class DI(a)(c)
419,444	0.000	07/25/33	3,276
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
29,656	0.120	08/25/33	42
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
10,051	0.320	07/25/33	37
Washington Mutual Mortgage Pass-Through Certificates Series 2003-S3, Class 1A41
27,457	5.500	06/25/33	4,345

			1,260,180

Inverse Floaters(a) — 0.0%
GNMA Series 2001-48, Class SA
18,847	25.732	10/16/31	28,808
GNMA Series 2001-51, Class SB
18,370	25.732	10/16/31	28,126
GNMA Series 2001-59, Class SA
28,096	25.569	11/16/24	38,262

			95,196

PAC — 1.3%
FNMA REMIC Series 2003-88, Class TH
5,000,000	4.500	09/25/18	5,220,491

Regular Floater(a) — 3.1%
FHLMC REMIC Series 3013, Class XH(c)
44,542	0.000	08/15/35	40,561
FHLMC REMIC Series 3038, Class XA(c)
45,345	0.000	09/15/35	36,940
FHLMC REMIC Series 3313, Class AU(c)
37,348	0.000	04/15/37	29,024
FHLMC REMIC Series 3325, Class SX(c)
585,196	0.000	06/15/37	534,714
FHLMC REMIC Series 3342, Class FT
5,302,989	0.683	07/15/37	5,246,647
FNMA REMIC Series 2006-81, Class LF(c)
39,638	0.000	09/25/36	34,498
FNMA REMIC Series 2007-4, Class DF
3,113,731	0.676	02/25/37	3,049,084
FNMA REMIC Series 2008-22, Class FD
4,138,167	1.071	04/25/48	4,127,019

			13,098,487

Sequential Fixed Rate — 2.4%
FHLMC REMIC Series 2042, Class N
510,336	6.500	03/15/28	552,338

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
Sequential Fixed Rate — (continued)
FHLMC REMIC Series 2590, Class NV
$1,000,000	5.000%	03/15/18	$1,061,313
FHLMC REMIC Series 2770, Class TW
7,300,000	4.500	03/15/19	7,491,032
FNMA REMIC Series 2000-16, Class ZG
772,831	8.500	06/25/30	847,158

			9,951,841

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$39,038,447

Commercial Mortgage-Backed Securities — 9.7%
Interest Only(a)(b)(d) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
4,052,830	1.148	03/13/40	57,380
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
4,262,183	0.968	01/15/38	34,734
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
4,099,625	1.457	02/11/36	65,919

			158,033

Sequential Fixed Rate — 9.6%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4(a)
4,000,000	5.115	10/10/45	3,903,775
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4(a)
5,000,000	5.178	09/10/47	4,919,070
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4
10,295,000	5.540	09/11/41	9,919,605
Credit Suisse Mortgage Capital Certificates Trust Series 2006-C4, Class A3
825,000	5.467	09/15/39	701,018
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.335	11/10/45	4,896,252
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP1, Class A4
2,000,000	5.038	03/15/46	1,929,872
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,941,240
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	1,966,772
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1, Class A4
3,000,000	5.406	02/12/39	2,888,038
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
4,000,000	5.208	10/15/44	3,992,253
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
3,000,000	5.740	05/15/43	2,952,958

			40,010,853

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$40,168,886

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — 71.8%
Adjustable Rate FHLMC(a) — 1.0%
$295,636	2.967%	04/01/33	$306,765
3,845,833	3.979	08/01/35	3,961,335

			4,268,100

Adjustable Rate FNMA(a) — 1.6%
14,543	2.723	07/01/22	14,864
26,037	2.522	07/01/27	26,684
62,389	2.522	11/01/27	63,949
8,620	2.522	01/01/31	8,849
9,898	2.522	06/01/32	10,157
37,050	2.723	08/01/32	38,008
1,467,005	2.392	05/01/33	1,497,314
82,587	2.723	05/01/33	84,754
479,735	2.949	06/01/33	499,125
269,136	3.836	12/01/33	279,036
553,766	3.171	08/01/34	581,301
2,946,371	4.547	02/01/35	3,023,825
31,035	2.522	11/01/35	31,817
137,174	2.522	12/01/37	140,616
60,984	2.522	01/01/38	62,521
50,055	2.522	11/01/40	51,382

			6,414,202

Adjustable Rate GNMA(a) — 0.8%
65,197	4.375	06/20/23	67,701
30,981	3.625	07/20/23	31,918
32,540	3.625	08/20/23	33,526
84,678	3.625	09/20/23	87,248
24,044	4.375	03/20/24	24,865
209,154	4.375	04/20/24	217,317
25,952	4.375	05/20/24	26,966
215,517	4.375	06/20/24	223,951
121,886	3.625	07/20/24	125,708
168,932	3.625	08/20/24	174,167
52,253	3.625	09/20/24	53,876
62,324	4.125	11/20/24	64,022
53,590	4.125	12/20/24	55,524
43,552	4.375	01/20/25	45,065
21,521	4.375	02/20/25	22,271
73,225	4.375	05/20/25	76,143
55,575	3.625	07/20/25	57,334
26,325	4.375	02/20/26	27,260
1,513	3.625	07/20/26	1,561
80,243	4.375	01/20/27	83,135
26,995	4.375	02/20/27	27,969
216,672	4.375	04/20/27	225,569
25,217	4.375	05/20/27	26,254
23,866	4.375	06/20/27	24,848
7,866	4.125	11/20/27	8,095
33,506	4.125	12/20/27	34,479
68,113	4.375	01/20/28	70,602
23,790	4.250	02/20/28	24,610
26,617	4.375	03/20/28	27,591
131,770	3.625	07/20/29	136,212
55,703	3.625	08/20/29	57,582
17,286	3.625	09/20/29	17,852
65,746	4.125	10/20/29	67,689
84,458	4.125	11/20/29	86,982
20,564	4.125	12/20/29	21,178
27,880	4.250	01/20/30	28,865
14,484	4.250	02/20/30	14,997
57,945	4.250	03/20/30	59,994

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$84,635	4.375%	04/20/30	$88,194
207,927	4.375	05/20/30	216,443
16,731	4.375	06/20/30	17,398
173,116	3.625	07/20/30	178,770
29,237	3.625	09/20/30	30,223
58,127	3.875	10/20/30	59,744
280,538	3.750	12/20/34	287,187

			3,338,885

FHLMC — 22.6%
81,757	5.000	12/01/12	86,363
18,332	4.000	02/01/14	18,753
313,687	4.000	03/01/14	320,888
60,895	4.000	04/01/14	62,293
70,963	4.000	05/01/14	72,787
2,483	7.000	04/01/15	2,625
16,134	7.000	02/01/16	17,449
35,350	6.000	03/01/16	37,349
2,424	5.000	09/01/16	2,549
24,643	5.000	11/01/16	25,967
2,395	5.000	12/01/16	2,524
93,885	5.000	01/01/17	98,952
155,150	5.000	02/01/17	163,527
127,790	5.000	03/01/17	134,694
225,337	5.000	04/01/17	237,545
5,919	5.000	05/01/17	6,241
10,287	5.000	08/01/17	10,845
593,029	5.000	09/01/17	625,159
662,558	5.000	10/01/17	698,457
384,299	5.000	11/01/17	405,125
420,432	5.000	12/01/17	443,212
488,985	5.000	01/01/18	515,424
1,138,246	5.000	02/01/18	1,199,701
1,112,852	5.000	03/01/18	1,172,924
943,201	5.000	04/01/18	994,141
98,495	4.500	05/01/18	102,831
662,317	5.000	05/01/18	698,125
154,299	5.000	06/01/18	162,615
147,892	5.000	07/01/18	155,859
87,064	5.000	08/01/18	91,757
58,384	5.000	09/01/18	61,530
213,402	5.000	10/01/18	224,899
218,301	5.000	11/01/18	230,061
141,504	5.000	12/01/18	149,129
120,739	5.000	01/01/19	127,248
22,134	5.000	02/01/19	23,313
28,812	5.000	03/01/19	30,329
484,642	4.000	04/01/19	495,145
605,029	5.500	04/01/20	646,783
3,386,408	5.500	05/01/21	3,611,816
2,362,355	4.500	08/01/23	2,403,691
185,780	7.000	04/01/31	204,612
2,069,870	7.000	09/01/31	2,286,959
749,413	7.000	04/01/32	825,145
2,056,938	7.000	05/01/32	2,264,801
804,515	6.000	05/01/33	865,639
51,137	5.500	12/01/33	54,165
913,240	5.000	12/01/35	939,389
959,928	5.500	01/01/36	1,012,424
2,394	5.500	02/01/36	2,525
28,562	6.000	10/01/36	30,500
47,266	6.000	11/01/36	50,473
53,222	5.500	03/01/37	56,340
226,348	5.500	04/01/37	239,183
17,234	6.000	04/01/37	18,503
23,733	6.000	05/01/37	25,321

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$24,786	5.500%	06/01/37	$26,238
26,693	6.000	06/01/37	28,479
5,060	6.000	07/01/37	5,437
78,434	5.500	09/01/37	83,066
225,188	6.000	09/01/37	241,981
66,066	5.500	10/01/37	69,968
49,425	6.000	11/01/37	52,709
249,062	5.500	12/01/37	263,020
475,927	5.500	02/01/38	502,624
24,342	5.500	03/01/38	25,783
550,402	5.500	04/01/38	581,276
50,312	6.000	04/01/38	53,655
473,072	5.500	05/01/38	500,087
3,295,683	6.000	05/01/38	3,514,666
2,144,541	5.500	06/01/38	2,268,585
81,166	6.000	07/01/38	87,219
660,736	5.500	09/01/38	699,864
42,738	6.000	09/01/38	45,565
207,872	5.500	10/01/38	219,740
795,651	5.500	11/01/38	842,769
1,084,939	6.000	12/01/38	1,159,996
113,358	6.000	01/01/39	121,812
255,379	5.500	02/01/39	270,501
51,877	6.000	02/01/39	55,308
2,760,444	5.000	03/01/39	2,838,621
50,994	5.500	03/01/39	54,014
41,478	5.500	04/01/39	43,934
3,893,219	4.500	05/01/39	3,894,435
161,922	5.000	05/01/39	166,711
28,667	5.000	06/01/39	29,515
1,225,083	5.000	07/01/39	1,259,926
543,901	5.000	08/01/39	559,533
10,499,496	4.500	09/01/39	10,501,101
6,931,388	5.000	09/01/39	7,131,401
6,568,493	4.500	10/01/39	6,568,539
15,303,749	5.000	10/01/39	15,748,683
1,111,660	5.000	11/01/39	1,144,532
7,000,000	4.500	TBA-30yr(e)	6,982,500

			94,090,397

FNMA — 29.5%
39,833	4.000	06/01/13	40,758
53,873	4.000	07/01/13	55,336
76,241	4.000	08/01/13	78,045
149,597	4.000	09/01/13	153,163
3,562	5.500	09/01/13	3,797
312,710	4.000	10/01/13	320,219
8,241	5.500	02/01/14	8,786
245,868	4.000	04/01/14	251,943
1,685	5.500	04/01/14	1,797
3,592	5.500	04/01/16	3,838
4,703	5.500	08/01/16	5,025
56,910	5.500	11/01/16	60,803
94,750	5.000	12/01/16	98,763
46,435	5.500	12/01/16	49,411
64,998	5.500	01/01/17	69,444
16,961	5.000	02/01/17	17,680
138,754	5.000	04/01/17	144,680
41,433	5.000	05/01/17	43,206
4,809	5.500	05/01/17	5,121
190,928	5.000	06/01/17	199,115
23,650	5.500	07/01/17	25,183
3,357	5.500	09/01/17	3,574
2,054,179	5.000	11/01/17	2,165,623
1,508,864	5.000	12/01/17	1,592,042

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$2,968,126	5.000%	01/01/18	$3,132,558
43,156	5.500	01/01/18	46,166
931,737	5.000	02/01/18	982,774
34,035	5.500	02/01/18	36,496
4,225	6.000	02/01/18	4,557
5,607,237	5.000	03/01/18	5,916,934
3,116,400	5.000	04/01/18	3,288,104
57,009	5.500	04/01/18	61,122
1,988,505	5.000	05/01/18	2,097,442
12,219	5.500	05/01/18	13,069
45,029	6.000	05/01/18	48,572
2,541,829	5.000	06/01/18	2,680,110
132,263	5.000	07/01/18	139,454
2,827,897	4.000	08/01/18	2,906,412
60,881	5.000	09/01/18	64,142
54,032	5.000	10/01/18	56,926
384,622	5.000	11/01/18	405,885
255,670	6.000	11/01/18	275,790
322,331	7.000	11/01/18	352,637
421,543	4.000	12/01/18	433,247
453,656	6.000	12/01/18	489,357
369,111	6.000	01/01/19	398,159
9,743	5.500	02/01/19	10,390
44,550	5.500	04/01/19	47,590
126,647	6.000	04/01/19	134,028
209,228	4.000	05/01/19	213,827
10,654	5.500	05/01/19	11,394
27,113	6.000	05/01/19	29,230
60,511	5.500	07/01/19	64,639
145,086	5.500	08/01/19	154,984
72,744	5.500	09/01/19	77,707
893,139	6.000	09/01/19	957,168
1,003,483	4.000	10/01/19	1,025,544
155,224	5.500	10/01/19	165,816
52,787	5.500	11/01/19	56,388
38,101	5.500	12/01/19	40,701
264,009	5.500	02/01/20	282,358
1,114,104	6.000	12/01/20	1,193,975
65,551	5.500	01/01/21	70,023
556,764	6.000	04/01/21	596,816
432,355	6.000	07/01/21	462,540
378,701	6.000	08/01/21	405,943
374,220	6.000	09/01/21	400,347
103,718	7.000	09/01/21	115,895
144,603	6.000	10/01/21	155,006
200,221	6.000	11/01/21	214,199
230,591	6.000	01/01/22	246,807
302,159	7.000	06/01/22	334,496
147,174	7.000	07/01/22	162,924
70,715	6.000	03/01/23	75,728
95,106	4.500	04/01/23	97,959
22,130	5.000	07/01/23	23,173
331,130	6.000	08/01/23	353,558
21,074	6.000	11/01/23	22,501
300,000	4.000	01/01/25	306,750
2,108	7.000	01/01/29	2,337
1,027	5.500	04/01/29	1,080
3,473	7.000	09/01/29	3,848
6,716	7.000	02/01/30	7,435
63,729	7.000	08/01/31	69,939
3,708	7.000	03/01/32	4,094
2,688	7.000	04/01/32	2,968
10,538	7.000	05/01/32	11,635
24,095	7.000	06/01/32	26,604
3,574	7.000	07/01/32	3,947

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$169,057	6.000%	01/01/33	$181,769
5,155	6.000	02/01/33	5,543
661,362	5.500	03/01/33	695,119
1,954,216	5.500	04/01/33	2,059,509
548,087	5.500	05/01/33	576,063
612,992	5.500	06/01/33	644,281
113,593	6.000	06/01/33	122,135
3,843,193	5.500	07/01/33	4,040,299
37,360	6.000	07/01/33	40,169
197,636	5.000	08/01/33	203,725
10,983	5.000	09/01/33	11,321
527,177	5.500	09/01/33	554,152
94,443	6.000	09/01/33	101,574
502,466	5.500	10/01/33	528,113
19,538	6.000	10/01/33	21,017
12,332	5.000	11/01/33	12,712
1,016,152	5.500	12/01/33	1,068,472
12,270	5.000	01/01/34	12,648
1,695,902	5.500	01/01/34	1,782,785
148,982	5.500	02/01/34	157,083
33,930	5.500	03/01/34	35,775
38,793	5.500	04/01/34	40,910
572,473	5.500	06/01/34	601,695
174,807	5.500	07/01/34	184,322
32,427	5.500	08/01/34	34,251
96,322	5.500	10/01/34	101,578
3,841,169	6.000	10/01/34	4,095,819
1,862,316	5.500	11/01/34	1,957,409
64,378	6.000	11/01/34	69,229
994,371	5.500	12/01/34	1,048,256
1,580,049	6.000	12/01/34	1,699,089
17,221	5.000	03/01/35	17,706
26,250	5.000	04/01/35	26,998
1,125,269	6.000	04/01/35	1,203,705
29,924	5.500	06/01/35	31,674
211,419	5.000	07/01/35	217,432
59,169	5.500	07/01/35	62,352
89,419	5.000	08/01/35	91,939
45,370	5.500	08/01/35	47,816
154,695	5.000	09/01/35	159,053
34,194	5.500	09/01/35	36,069
53,575	5.000	10/01/35	55,084
547,298	6.000	10/01/35	585,887
64,928	5.000	11/01/35	66,757
16,147	5.500	12/01/35	17,052
15,647	6.000	12/01/35	16,714
823	5.500	02/01/36	868
38,108	5.500	04/01/36	40,133
21,337	6.000	04/01/36	22,785
63,069	5.500	06/01/36	66,420
55,676	6.000	06/01/36	59,453
29,825	5.000	07/01/36	30,703
28,636	6.000	07/01/36	30,579
105,900	6.000	08/01/36	113,073
2,101,295	6.000	09/01/36	2,253,752
34,254	6.000	10/01/36	36,551
342,518	6.000	11/01/36	365,491
12,568	5.500	12/01/36	13,228
826,378	6.000	12/01/36	885,935
390,884	6.000	01/01/37	419,055
30,553	5.500	02/01/37	32,133
56,038	5.500	03/01/37	59,081
151,778	5.500	04/01/37	159,771
67,769	5.500	05/01/37	71,274
46,541	5.500	05/01/37	48,948

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,236,739	6.000%	05/01/37	$1,320,594
487,148	5.000	06/01/37	500,640
294,362	5.500	06/01/37	309,587
80,481	5.500	07/01/37	84,645
14,625	5.500	08/01/37	15,381
234,706	6.000	08/01/37	250,118
744,865	6.000	09/01/37	793,775
36,031	6.000	10/01/37	38,397
602,578	6.500	10/01/37	651,773
90,096	6.000	11/01/37	96,013
1,548	5.500	12/01/37	1,628
38,270	6.000	01/01/38	40,783
3,025	5.500	02/01/38	3,182
392,697	6.000	02/01/38	418,483
4,029,789	5.000	03/01/38	4,147,193
38,720	5.500	03/01/38	40,729
491,301	5.500	04/01/38	515,663
232,806	5.500	05/01/38	244,842
19,215	5.500	06/01/38	20,212
153,869	5.500	07/01/38	161,851
13,817	5.500	08/01/38	14,535
152,556	5.500	09/01/38	160,471
108,584	5.500	10/01/38	114,217
369,121	6.000	10/01/38	393,244
209,183	5.500	11/01/38	220,033
4,406	5.500	12/01/38	4,634
7,601,217	5.000	01/01/39	7,830,138
50,391	5.500	01/01/39	53,335
71,192	6.000	01/01/39	75,844
2,090,097	6.500	01/01/39	2,255,351
204,884	5.000	02/01/39	210,951
212,806	5.500	02/01/39	224,809
59,677	5.000	03/01/39	61,413
232,829	5.500	03/01/39	245,990
136,647	5.000	04/01/39	140,624
316,240	4.500	05/01/39	316,389
663,549	5.000	05/01/39	683,130
889,067	4.500	06/01/39	889,602
162,935	5.000	06/01/39	167,775
485,676	4.500	07/01/39	486,057
606,045	5.000	07/01/39	624,062
735,237	4.500	08/01/39	735,724
456,538	5.000	08/01/39	469,952
99,138	4.500	09/01/39	99,230
163,919	5.000	09/01/39	168,689
3,023,979	4.500	10/01/39	3,025,767
3,482,757	5.000	10/01/39	3,580,877
498,908	4.500	11/01/39	499,376
2,901,683	5.000	11/01/39	2,988,631
2,000,000	4.000	TBA-15yr(e)	2,011,562
5,000,000	4.500	TBA-30yr(e)	4,990,625
11,000,000	5.500	TBA-30yr(e)	11,513,909

			122,816,284

GNMA — 16.3%
967	6.000	12/15/23	1,031
17,199	6.000	03/15/26	18,334
24,527	6.000	04/15/26	26,144
1,525,491	5.500	05/15/38	1,613,802
874,551	6.000	12/15/38	926,683
7,028,660	5.500	01/15/39	7,397,342
2,378,180	6.000	01/15/39	2,545,694
627,937	5.500	02/15/39	661,933

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$6,782,929	5.500%	03/15/39	$7,150,162
3,400,803	5.000	04/15/39	3,514,300
4,920,302	4.500	05/15/39	4,935,832
4,121,334	5.000	05/15/39	4,257,320
6,128,310	4.500	06/15/39	6,147,785
3,958,010	5.000	06/15/39	4,088,165
986,810	4.500	07/15/39	990,048
989,542	5.000	07/15/39	1,021,703
498,518	4.500	10/15/39	500,091
7,172,734	5.000	10/15/39	7,407,902
1,897,198	4.500	11/15/39	1,903,128
4,000,000	5.500	TBA-30yr(e)	4,190,000
8,000,000	6.000	TBA-30yr(e)	8,452,496

			67,749,895

TOTAL FEDERAL AGENCIES			$298,677,763

TOTAL MORTGAGE-BACKED OBLIGATIONS			$377,885,096

Agency Debentures — 1.6%
FHLB
$2,200,000	4.500%	09/13/19	$2,242,948
1,700,000	5.625	03/14/36	1,750,704
Tennessee Valley Authority(f)
2,800,000	5.375	04/01/56	2,797,002

TOTAL AGENCY DEBENTURES			$6,790,654

Asset-Backed Securities — 0.5%
Home Equity — 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(d)
$570,000	2.645%	10/25/37	$244,559
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(d)
1,100,000	1.921	10/25/37	484,294
Countrywide Home Equity Loan Trust Series 2002-E, Class A(a)
31,306	0.493	10/15/28	22,666
Countrywide Home Equity Loan Trust Series 2003-D, Class A(a)
149,146	0.493	06/15/29	102,570
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(a)
68,588	0.453	12/15/29	33,709
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
633,103	0.523	02/15/34	314,898
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A(a)
64,018	0.523	12/15/33	27,311
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A(a)
238,968	0.513	02/15/34	103,912
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A(a)
405,751	0.473	04/15/35	151,037
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
493,437	7.000	09/25/37	285,132
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
567,245	7.000	09/25/37	231,993

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII(a)
$219,743	0.711%	03/25/34	$111,819

			2,113,900

TOTAL ASSET-BACKED SECURITIES			$2,113,900

U.S. Treasury Obligations — 5.7%
United States Treasury Inflation Protected Securities
$19,015,780	4.250%	01/15/10	$19,038,066
4,678,387	0.875	04/15/10	4,694,102

TOTAL U.S. TREASURY OBLIGATIONS			$23,732,168

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$410,521,818

Short-term Investment(g) — 9.9%
Repurchase Agreement — 9.9%
Joint Repurchase Agreement Account II
$41,100,000	0.007%	01/04/10	$41,100,000
Maturity Value: $41,100,032

TOTAL INVESTMENTS — 108.6%			$451,621,818

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%			(35,801,160)

NET ASSETS — 100.0%			$415,820,658

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(b) Securities with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $886,886, which represents approximately 0.2% of net assets as of December 31, 2009.
(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $38,141,092 which represents approximately 9.2% of net assets as of December 31, 2009.
(f) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(g) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD SALES CONTRACTS — At December 31, 2009, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(e)	Date	Amount	Value

FHLMC	5.000%	TBA — 30yr	01/13/10	$9,000,000	$9,227,808
FHLMC	6.000	TBA — 30yr	01/13/10	2,000,000	2,120,624
FNMA	5.000	TBA — 30yr	01/13/10	11,000,000	11,287,034

TOTAL					$22,635,466

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(20)	March 2010	$(4,982,250)	$(55,147)
Eurodollars	3	September 2010	741,750	6,426
Eurodollars	(1)	December 2010	(246,175)	(763)
2 Year U.S. Treasury Notes	212	March 2010	45,848,313	(248,203)
5 Year U.S. Treasury Notes	(292)	March 2010	(33,399,781)	601,382
10 Year U.S. Treasury Notes	326	March 2010	37,637,719	(1,130,549)
30 Year U.S. Treasury Bonds	(71)	March 2010	(8,191,625)	337,122

TOTAL				$(489,732)

INTEREST RATE SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms(a):

			Rates Exchanged			Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	received by	made by		made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Market Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$6,000	06/16/30	3 month LIBOR	4.250%	$292,139	$(83,214)	$375,353
Citibank NA	7,500	06/16/17	3 month LIBOR	3.250	279,102	90,872	188,230
Deutsche Bank Securities, Inc.	6,000	06/16/17	3.250%	3 month LIBOR	(223,282)	(233,866)	10,584
	8,600	06/16/17	3 month LIBOR	3.250	320,037	98,651	221,386
	9,400	09/04/17	4.568	3 month LIBOR	(73,510)	—	(73,510)
	5,500	09/04/22	3 month LIBOR	4.710	137,770	—	137,770

TOTAL					$732,256	$(127,557)	$859,813

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2009.
TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$454,210,932

Gross unrealized gain	6,819,774
Gross unrealized loss	(9,408,888)

Net unrealized security loss	$(2,589,114)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Emerging Markets Debt	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$181,456,389	$—
Corporate Obligations	—	53,427,324	—
Short-term Investment	—	30,600,000	—
Derivatives	—	697,269	—

Total	$—	$266,180,982	$—

Liabilities
Derivatives	$—	$(361,057)	$—

High Yield	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$52,193,805	$7,596,868	$643,502
Fixed Income
Corporate Obligations	—	5,174,808,694	175
Short-term Investment	—	225,100,000	—
Derivatives	—	29,264,500	—

Total	$52,193,805	$5,436,770,062	$643,677

Liabilities
Derivatives	$—	$(11,094)	$—

The following is a reconciliation of Level 3 investments for the period ended December 31, 2009:

	Common Stock	Fixed Income —
	and/or Other Equity	Corporate
High Yield	Investments	Obligations

Beginning Balance as of April 1, 2009	$1,960,664	$4,787,585
Realized Gain (Loss)	—	—
Unrealized Gain (Loss) relating to instruments still held at reporting date	(1,463,927)	(17,325)
Net Purchases (Sales)	146,765	—
Net Transfers in and/or out of Level 3	—	(4,770,085)

Ending Balance as of December 31, 2009	$643,502	$175

Investment Grade Credit	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$1,263,538	$—
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	872,581	7,860,461	—
Corporate Obligations	—	529,391,029	—
Sovereign Debt Obligations	—	13,304,135	—
Municipal Debt Obligations	—	6,122,312	—
Government Guarantee Obligations	—	25,994,750	—
Mortgage-Backed Obligations	—	8,086,869	—
Short-term Investment	—	6,900,000	—
Derivatives	346,009	987,015	—

Total	$1,218,590	$599,910,109	$—

Liabilities
Derivatives	$(782,950)	$(704,950)	$—

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Local Emerging Markets Debt	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$6,530,406	$—
Sovereign Debt Obligations	—	177,244,053	—
Foreign Debt Obligations	—	—	1,448,047
Structured Notes	—	18,415,719	—
Short-term Investment	—	84,800,000	—
Derivatives	—	1,917,977	—

Total	$—	$288,908,155	$1,448,047

Liabilities
Derivatives	$—	$(627,904)	$—

The following is a reconciliation of Level 3 investments for the period ended December 31, 2009:

Fixed Income —
Foreign Debt
Local Emerging Markets Debt	Obligations

Beginning Balance as of April 1, 2009	$816,799
Realized Gain (Loss)	(577)
Unrealized Gain (Loss) relating to instruments still held at reporting date	568,115
Net Purchases (Sales)	63,710
Net Transfers in and/or out of Level 3	—

Ending Balance as of December 31, 2009	$1,448,047

U.S. Mortgages	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$23,732,168	$6,790,654	$—
Mortgage-Backed Obligations	—	377,885,096	—
Asset-Backed Securities	—	2,113,900	—
Short-term Investment	—	41,100,000	—
Derivatives	944,930	1,029,048	—

Total	$24,677,098	$428,918,698	$—

Liabilities
Fixed Income — Forward Sales Contracts
Mortgage-Backed Obligations	$—	$(22,635,466)	$—
Derivatives	(1,434,662)	(296,792)	—

Total	$(1,434,662)	$(22,932,258)	$—

Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of December 31, 2009. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.
Emerging Markets Debt

	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$172,191	$(51,906	)(a)

Currency	525,078	(309,151)

Total	$697,269	$(361,057)

High Yield

	Derivative	Derivative
Risk	Assets	Liabilities

Currency	$29,264,500	$(11,094)

Investment Grade Credit

	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$1,186,844	$(847,076)

Credit	—	(640,824)

Currency	146,180	—

Total	$1,333,024	$(1,487,900	)(a)

Local Emerging Markets Debt

	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$71,201	$(187,053	)(a)

Currency	1,846,776	(440,851)

Total	$1,917,977	$(627,904)

U.S. Mortgages

	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$1,973,978	$(1,731,454	)(a)

(a)	Amounts include $51,906, $704,950, $187,053 and $296,792 for Emerging Markets Debt, Investment Grade Credit, Local Emerging Markets Debt and U.S. Mortgages Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statement of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. currency symbols utilized throughout the report are defined as follows:

BRL = Brazilian Real	KRW = South Korean Won
CAD = Canadian Dollar	MXN = Mexican Peso
COP = Colombian Peso	MYR = Malaysian Ringgitt
CLP = Chilean Peso	NGN = Nigerian Naira
CNY = Yuan Renminbi	PEN = Peruvian Nuevo Sol
EGP = Egyptian Pound	PHP = Phillipine Peso
EUR = Euro	PLN = Polish Zloty
GBP = British Pound	RUB = Russian Ruble
HUF = Hungarian Forint	THB = Thai Baht
IDR = Indonesian Rupiah	TRY = Turkish Lira
ILS = Israeli Shekel	TWD = Taiwan Dollar
INR = Indian Rupee	UYU = Uruguayan Peso
ZAR = South African Rand
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Mortgage Dollar Rolls — The U.S. Mortgages and Investment Grade Credit Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Emerging Market Debt	$30,600,000

High Yield	225,100,000

Investment Grade Credit	6,900,000

Local Emerging Market Debt	84,800,000

U.S. Mortgages	41,100,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$700,000,000	0.01%	01/04/10	$700,000,778

Banc of America Securities LLC	1,150,000,000	0.02	01/04/10	1,150,002,556

Barclays Capital, Inc.	2,000,000,000	0.00	01/04/10	2,000,000,000

Citigroup Global Markets, Inc.	1,500,000,000	0.01	01/04/10	1,500,001,667

Credit Suisse Securities (USA) LLC	3,900,000,000	0.00	01/04/10	3,900,000,043

Deutsche Bank Securities, Inc.	500,000,000	0.00	01/04/10	500,000,000

Deutsche Bank Securities, Inc.	1,700,000,000	0.01	01/04/10	1,700,001,889

JPMorgan Securities	1,250,000,000	0.00	01/04/10	1,250,000,000

Merrill Lynch & Co., Inc.	850,000,000	0.01	01/04/10	850,000,944

Morgan Stanley & Co.	1,000,000,000	0.00	01/04/10	1,000,000,011

Morgan Stanley & Co.	3,075,000,000	0.01	01/04/10	3,075,003,417

RBS Securities, Inc.	1,500,000,000	0.01	01/04/10	1,500,001,667

UBS Securities LLC	207,900,000	0.00	01/04/10	207,900,002

UBS Securities LLC	550,000,000	0.01	01/04/10	550,000,611

Wachovia Capital Markets	2,550,000,000	0.01	01/04/10	2,550,002,833

TOTAL				$22,432,916,418

     At December 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.500% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	01/04/10 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 14.000	02/01/10 to 01/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	07/15/12 to 03/15/25

Federal National Mortgage Association	0.000 to 16.000	01/01/10 to 11/01/49

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 10/08/27

Government National Mortgage Association	4.250 to 6.500	08/15/18 to 08/15/49

Tennessee Valley Authority	4.375 to 4.750	08/01/13 to 06/15/15

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/10 to 05/15/18

U.S. Treasury Notes	0.750 to 9.250	02/28/11 to 11/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/15 to 11/15/19

     The aggregate market value of the collateral, including accrued interest, was $22,947,435,662.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain and loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, counterparty and interest rate risks.
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Furthermore, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	February 25, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 25, 2010

* Print the name and title of each signing officer under his or her signature.